Document and Entity Information	9 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Stevia Corp
Document Type	S-1
Document Period End Date	May 21, 2013
Amendment Flag	false
Entity Central Index Key	0001439813
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Mar. 31, 2012
CURRENT ASSETS:
Cash	$ 5,978	$ 15,698
Accounts receivable	120,659
Prepayments and other current assets	26,016	168,874
TOTAL CURRENT ASSETS	152,653	184,572
NON-CURRENT ASSETS:
Property and equipment	7,925	3,036
Accumulated depreciation	(762)
Property and equipment, net	7,163	3,036
Acquired technology	1,635,300
Accumulatd amortization	(54,510)
Acquired technology, net	1,580,790
Website development costs	5,315	5,315
Accumulated amortization	(1,602)	(801)
Website development costs, net	3,713	4,514
Security deposit	3,713	4,514
TOTAL ASSETS	1,759,319	207,122
CURRENT LIABILITIES:
Accounts payable	627,929	237,288
Accounts payable - President and CEO	41,689	20,220
Accrued expenses	11,445	5,400
Accrued interest	28,178	15,521
Advances from president and significant stockholder	21,238	19,138
Convertible notes payable	400,000	700,000
TOTAL CURRENT LIABILITIES	1,130,479	997,567
NON-CURRENT LIABILITIES:
Derivative liability	106,561
TOTAL NON-CURRENT LIABILITIES	106,561
TOTAL LIABILITIES	1,237,040	997,567
Stevia Corp stockholders' equity (deficit):
Preferred stock at $0.001 par value: 1,000,000 shares authorized; none issued or outstanding
Common stock at $0.001 par value: 100,000,000 shares authorized, 63,555,635 and 58,354,775 shares issued and outstanding, respectively	63,556	58,355
Additional paid-in capital	4,222,085	1,474,751
Accumulated deficit	(3,666,024)	(2,323,551)
TOTAL STEVIA CORP STOCKHOLDERS' EQUITY (DEFICIT)	619,617	(790,445)
Non-controlling interest in subsidiary	(97,338)
TOTAL EQUITY (DEFICIT)	522,279	(790,445)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$ 1,759,319	$ 207,122

Consolidated Balance Sheets Parentheticals (USD $)	Dec. 31, 2012	Mar. 31, 2012
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	63,555,635	58,354,775
Common Stock, shares outstanding	63,555,635	58,354,775

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
REVENUES	$ 8,142		$ 120,939	$ 1,300	$ 1,300
COST OF REVENUES
Farm expenses	66,743		66,743		531,246
Farm field lease	6,250		21,250
Farm management services - related party	60,000	60,000	652,550	120,000	180,000
TOTAL COST OF REVENUES	132,993	60,000	740,543	120,000	711,246
Gross margin	(124,851)	(60,000)	(619,604)	(118,700)	(709,946)
OPERATING EXPENSES:
Directors' fees	93,750	93,750	281,250	93,750	187,500
Professional fees	123,356	73,454	352,031	117,183	255,959
Research and development		39,172	118,669	144,369	206,191
Salary and compensation - officer		750,000		750,000	750,000
Salary and compensation - others	59,105		110,982
General and administrative expenses	69,302	14,868	204,616	36,160	113,742
TOTAL OPERATING EXPENSES	345,513	971,244	1,067,548	1,141,462	1,513,392
Loss from operations	(470,364)	(1,031,244)	(1,687,152)	(1,260,162)	(2,223,338)
OTHER (INCOME) EXPENSE:
Change in fair value of derivative liability	(73,723)		(305,244)
Financing cost	2,807	9,000	16,125	18,000	70,500
Foreign currency transaction gain (loss)	1		1,316
Interest expense	10,130	15,630	40,462	25,123	29,757
Interest income				(44)	(44)
TOTAL OTHER (INCOME) EXPENSE	(60,785)	24,630	(247,341)	43,079	100,213
Loss before income taxes and noncontrolling interest	(409,579)	(1,055,874)	(1,439,811)	(1,303,241)	(2,323,551)
Income tax provision
Net loss before non-controlling interest	(409,579)	(1,055,874)	(1,439,811)	(1,303,241)
Net loss attributable to the non-controlling interest	(44,978)		(97,338)
NET LOSS ATTRIBUTABLE TO STEVIA CORP	$ (364,601)	$ (1,055,874)	$ (1,342,473)	$ (1,303,241)	$ (2,323,551)
Net loss per common share- Basic and diluted:	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average common shares outstanding - Basic and diluted	63,225,253	54,854,293	61,613,572	40,575,587	45,093,271

Consolidated Statement of Equity (Deficit) (USD $)	Total	Transaction One [Member]	Transaction Two [Member]	Common Stock $0.001 Par Value [Member]	Common Stock $0.001 Par Value [Member] Transaction One [Member]	Common Stock $0.001 Par Value [Member] Transaction Two [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Transaction One [Member]	Additional Paid-in Capital [Member] Transaction Two [Member]	Accumulated Deficit [Member]	Total STEV Stockholders' Equity (Deficit) [Member]	Total STEV Stockholders' Equity (Deficit) [Member] Transaction One [Member]	Total STEV Stockholders' Equity (Deficit) [Member] Transaction Two [Member]	Non-controlling Interest [Member]
Balance at Apr. 10, 2011	$ 100			$ 6,000			$ (5,900)				$ 100
Balance, shares at Apr. 10, 2011	6,000,000			6,000,000
Common shares deemed issued in reverse acquisition	(118,288)			79,800			(198,088)				(118,288)
Common shares deemed issued in reverse acquisition, shares				79,800,000
Common shares cancelled in reverse acquisition				(33,000)			33,000
Common shares cancelled in reverse acquisition, shares				(33,000,000)
Common shares issued for cash	100,000			400			99,600				100,000
Common shares issued for cash, shares				400,000
Common shares issued for notes conversion		350,000	150,000		1,400	600		348,600	149,400			350,000	150,000
Common shares issued for notes conversion, shares					1,400,000	600,000
Common shares issued for conversion of accrued interest		18,713	4,356		75	17		18,638	4,339			18,713	4,356
Common shares issued for conversion of accrued interest, shares					74,850	17,425
Common shares cancelled by significant stockholder on October 4, 2011				(3,000)			3,000
Common shares cancelled by significant stockholder on October 4, 2011, shares				(3,000,000)
Common shares issued for future director services on October 4, 2011	750,000			3,000			747,000				750,000
Common shares issued for future director services on October 4, 2011, shares				3,000,000
Common shares issued for future director services on October 4, 2011	(750,000)						(750,000)				(750,000)
Common shares issued for future director services on October 4, 2011 earned during the period	187,500						187,500				187,500
Make good shares released to officer for achieving the first milestone on December 23, 2011	750,000			3,000			747,000				750,000
Make good shares released to officer for achieving the first milestone on December 23, 2011, shares				3,000,000
Common stock issued for services		52,500	38,225		35	28		52,465	38,197			52,500	38,225
Common stock issued for services, shares					35,000	27,500
Net loss	(2,323,551)									(2,323,551)	(2,323,551)
Balance at Mar. 31, 2012	(790,445)			58,355			1,474,751			(2,323,551)	(790,445)
Balance, shares at Mar. 31, 2012	58,354,775			58,354,775
Common shares issued for cash	500,000			1,067			498,933				500,000
Common shares issued for cash, shares				1,066,667
Common shares issued for notes conversion	500,000			601			499,399				500,000
Common shares issued for notes conversion, shares				600,858
Common shares issued for conversion of accrued interest	27,739			33			27,706				27,739
Common shares issued for conversion of accrued interest, shares				33,335
Common shares issued for future director services on October 4, 2011 earned during the period	281,250						281,250				281,250
Common stock issued for services	272,550			500			272,050				272,550
Common stock issued for services, shares				500,000
Restriced common shares issued for technology rights valued at $0.79 per share discounted 69% on July 5, 2012	1,635,300			3,000			1,632,300				1,635,300
Restriced common shares issued for technology rights valued at $0.79 per share discounted 69% on July 5, 2012, shares				3,000,000
Warrants issued		(381,301)	(30,504)					(381,301)	(30,504)			(381,301)	(30,504)
Commissions and legal fees in connection with the stock sales on August 6, 2012	(52,500)						(52,500)				(52,500)
Net loss	(1,342,473)									(1,342,473)	(1,342,473)
Balance at Dec. 31, 2012	$ 619,617			$ 63,556			$ 4,222,085			$ (3,666,024)	$ 619,617			$ (97,338)
Balance, shares at Dec. 31, 2012	63,555,635			63,555,635

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (1,439,811)	$ (1,303,241)	$ (2,323,551)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	762
Amortization expense	55,311	534	801
Changes in fair value of derivative liability.	(305,244)
Common shares issued for compensation		750,000	750,000
Common shares issued for director services earned during the period	281,250	93,750	187,500
Common shares issued for services-related party	272,550
Common shares issued for outside services			90,725
Changes in operating assets and liabilities:
Changes in Accounts receivable	(120,659)
Changes in Prepaid expenses	(142,858)	(49,219)	(168,874)
Security deposit			(15,000)
Changes in Accounts payable	390,641	(36,067)	141,530
Changes in Accounts payable - related parties	21,469	15,150	20,220
Changes in Accrued expenses	6,045	310	(1,290)
Changes in Accrued interest	40,397	33,958	38,589
NET CASH USED IN OPERATING ACTIVITIES	(654,431)	(509,825)	(1,279,350)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(4,889)		(3,036)
Proceeds from disposal of property and equipment
Website development costs.		(5,315)	(5,315)
Cash received from reverse acquisition		3,198	3,199
NET CASH USED IN INVESTING ACTIVITIES	(4,889)	(2,117)	(5,152)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from president and stockholder	2,100	200	200
Proceeds from issuance of convertible notes	200,000	750,000	1,200,000
Proceeds from sale of common stock, net of costs	447,500	100,000	100,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	649,600	850,200	1,300,200
Net change in cash	(9,720)	338,258	15,698
Cash at beginning of period	15,698
CASH AT END OF PERIOD	5,978	338,258	15,698
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for conversion of convertible notes	500,000	350,000	500,000
Issuance of common stock for conversion of accrued interest	$ 27,739	$ 18,712	$ 23,068

ORGANIZATION AND OPERATIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
ORGANIZATION AND OPERATIONS [Abstract]
ORGANIZATION AND OPERATIONS

NOTE 1 - ORGANIZATION AND OPERATIONS

STEVIA CORP. (FORMERLY INTERPRO MANAGEMENT CORP.)

Interpro Management Corp ("Interpro") was incorporated under the laws of the State of Nevada on May 21, 2007. Interpro focused on developing and offering web based software that was designed to be an online project management tool used to enhance an organization's efficiency through planning and monitoring the daily operations of a business. The Company discontinued its web-based software business upon the acquisition of Stevia Ventures International Ltd. on June 23, 2011.

On March 4, 2011, Interpro amended its Articles of Incorporation, and changed its name to Stevia Corp. ("Stevia" or the "Company") and effectuated a 35 for 1 (1:35) forward stock split of all of its issued and outstanding shares of common stock (the "Stock Split").

All shares and per share amounts in the consolidated financial statements have been adjusted to give retroactive effect to the Stock Split.

STEVIA VENTURES INTERNATIONAL LTD.

Stevia Ventures International Ltd. ("Ventures") was incorporated on April 11, 2011 under the laws of the Territory of the British Virgin Islands ("BVI"). Ventures owns certain rights relating to stevia production, including certain assignable exclusive purchase contracts and an assignable supply agreement related to stevia.

ACQUISITION OF STEVIA VENTURES INTERNATIONAL LTD. RECOGNIZED AS A REVERSE ACQUISITION

On June 23, 2011 (the "Closing Date"), the Company closed a voluntary share exchange transaction with Ventures pursuant to a Share Exchange Agreement (the "Share Exchange Agreement") by and among the Company, Ventures and George Blankenbaker, the stockholder of Ventures (the "Ventures Stockholder").

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Ventures. Of the 12,000,000 common shares issued 6,000,000 shares are being held in escrow pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement"). Even though the shares issued only represented approximately 20.4% of the issued and outstanding common stock immediately after the consummation of the Share Exchange Agreement the stockholder of Ventures completely took over and controlled the board of directors and management of the Company upon acquisition.

As a result of the change in control to the then Ventures Stockholder, for financial statement reporting purposes, the merger between the Company and Ventures has been treated as a reverse acquisition with Ventures deemed the accounting acquirer and the Company deemed the accounting acquiree under the acquisition method of accounting in accordance with section 805-10-55 of the FASB Accounting Standards Codification. The reverse acquisition is deemed a capital transaction and the net assets of Ventures (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the acquisition. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Ventures which are recorded at their historical cost. The equity of the Company is the historical equity of Ventures retroactively restated to reflect the number of shares issued by the Company in the transaction.

FORMATION OF STEVIA ASIA LIMITED

On March 19, 2012, the Company formed Stevia Asia Limited ("Stevia Asia") under the laws of the Hong Kong Special Administrative Region ("HK SAR") of the People's Republic of China ("PRC"), a wholly-owned subsidiary.

FORMATION OF STEVIA TECHNEW LIMITED (FORMERLY HERO TACT LIMITED)/COOPERATIVE AGREEMENT

On April 28, 2012, Stevia Asia formed Hero Tact Limited, a wholly-owned subsidiary, under the laws of HK SAR, which subsequently changed its name to Stevia Technew Limited ("Stevia Technew"). Stevia Technew intends to facilitate a joint venture relationship with the Company's technology partner, Guangzhou Health China Technology Development Company Limited, operating under the trade name Tech-New Bio-Technology and Guangzhou's affiliates Technew Technology Limited. Prior to July 5, 2012, the date of entry into Cooperative Agreement, Stevia Technew was inactive and had no assets or liabilities.

On July 5, 2012, Stevia Asia entered into a Cooperative Agreement (the "Cooperative Agreement") with Technew Technology Limited ("Technew"), a company incorporated under the companies ordinance of Hong Kong and an associate of Guangzhou Health China Technology Development Company Limited, and Zhang Jia, a Chinese citizen (together with Technew, the "Partners") pursuant to which Stevia Asia and Partners have agreed to make Stevia Technew, a joint venture, of which Stevia Asia legally and beneficially owns 70% of the shares (representing 70% of the issued shares) and Technew legally and beneficially owns 30% of the shares (representing 30% of the issued shares). The Partners will be responsible for managing Stevia Technew and Stevia Asia has agreed to contribute $200,000 per month, up to a total of $2,000,000 in financing, subject to the performance of Stevia Technew and Stevia Asia's financial capabilities.

The Cooperative Agreement shall automatically terminate upon either Stevia Asia or Technew ceasing to be a shareholder in Stevia Technew, or may be terminated by either Stevia Asia or Technew upon a material breach by the other party which is not cured within 30 days of notice of such breach.

NOTE 1 - ORGANIZATION AND OPERATIONS

STEVIA CORP. (FORMERLY INTERPRO MANAGEMENT CORP.)

Interpro Management Corp ("Interpro") was incorporated under the laws of the State of Nevada on May 21, 2007. Interpro focused on developing and offering web based software that was designed to be an online project management tool used to enhance an organization's efficiency through planning and monitoring the daily operations of a business. The Company discontinued its web-based software business upon the acquisition of Stevia Ventures International Ltd. on June 23, 2011.

On March 4, 2011, Interpro amended its Articles of Incorporation, and changed its name to Stevia Corp. ("Stevia" or the "Company") and effectuated a 35 for 1 (1:35) forward stock split of all of its issued and outstanding shares of common stock (the "Stock Split").

All shares and per share amounts in the consolidated financial statements have been adjusted to give retroactive effect to the Stock Split.

STEVIA VENTURES INTERNATIONAL LTD.

Stevia Ventures International Ltd. ("Ventures") was incorporated on April 11, 2011 under the laws of the Territory of the British Virgin Islands ("BVI"). Ventures owns certain rights relating to stevia production, including certain assignable exclusive purchase contracts and an assignable supply agreement related to stevia.

ACQUISITION OF STEVIA VENTURES INTERNATIONAL LTD. RECOGNIZED AS A REVERSE ACQUISITION

On June 23, 2011 (the "Closing Date"), the Company closed a voluntary share exchange transaction with Stevia Ventures International Ltd. ("Ventures") pursuant to a Share Exchange Agreement (the "Share Exchange Agreement") by and among the Company, Ventures and George Blankenbaker, the stockholder of Ventures (the "Ventures Stockholder").

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Ventures. Of the 12,000,000 common shares issued 6,000,000 shares are being held in escrow pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement"). Even though the shares issued only represented approximately 20.4% of the issued and outstanding common stock immediately after the consummation of the Share Exchange Agreement the stockholder of Ventures completely took over and controlled the board of directors and management of the Company upon acquisition.

As a result of the change in control to the then Ventures Stockholder, for financial statement reporting purposes, the merger between the Company and Ventures has been treated as a reverse acquisition with Ventures deemed the accounting acquirer and the Company deemed the accounting acquiree under the purchase method of accounting in accordance with section 805-10-55 of the FASB Accounting Standards Codification. The reverse merger is deemed a capital transaction and the net assets of Ventures (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the combination. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Ventures which are recorded at historical cost. The equity of the Company is the historical equity of Ventures retroactively restated to reflect the number of shares issued by the Company in the transaction.

FORMATION OF STEVIA ASIA LIMITED

On March 19, 2012, the Company formed Stevia Asia Limited ("Stevia Asia") under the laws of the Hong Kong Special Administrative Region ("HK SAR") of the People's Republic of China ("PRC"), a wholly-owned subsidiary. Stevia Asia is currently inactive.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION - UNAUDITED INTERIM FINANCIAL INFORMATION

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission ("SEC") to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Interim results are not necessarily indicative of the results for the full fiscal year. These financial statements should be read in conjunction with the financial statements of the Company for the period from April 11, 2011 (inception) through March 31, 2012 and notes thereto contained in the Company's Annual Report on Form 10-K as filed with the SEC on June 29, 2012.

PRINCIPLES OF CONSOLIDATION

The Company applies the guidance of Topic 810 "CONSOLIDATION" of the FASB Accounting Standards Codification to determine whether and how to consolidate another entity. Pursuant to ASC Paragraph 810-10-15-10 all majority-owned subsidiaries-all entities in which a parent has a controlling financial interest-shall be consolidated except (1) when control does not rest with the parent, the majority owner; (2) if the parent is a broker-dealer within the scope of Topic 940 and control is likely to be temporary; (3) consolidation by an investment company within the scope of Topic 946 of a non-investment-company investee. Pursuant to ASC Paragraph 810-10-15-8 the usual condition for a controlling financial interest is ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity is a condition pointing toward consolidation. The power to control may also exist with a lesser percentage of ownership, for example, by contract, lease, agreement with other stockholders, or by court decree. The Company consolidates all less-than-majority-owned subsidiaries, in which the parent's power to control exists.

The Company's consolidated subsidiaries and/or entities are as follows:

		Date of incorporation
		or formation
Name of consolidated	State or other jurisdiction of	(date of acquisition,
subsidiary or entity	incorporation or organization	if applicable)	Attributable interest
Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

The consolidated financial statements include all accounts of the Company as of December 31, 2012, for the interim period then ended and for the period from June 23, 2011 (date of acquisition) through December 31, 2011; Stevia Ventures International Ltd. as of December 31, 2012, for the interim period then ended and for the period from April 11, 2011 (inception) through December 31, 2011; Stevia Asia Limited as of December 31, 2012 and for the period from March 19, 2012 (inception) through December 31, 2012; and Stevia Technew Limited as of December 31, 2012 and for the period from April 28, 2012 (inception) through December 31, 2012.

All inter-company balances and transactions have been eliminated.

RECLASSIFICATION

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses.

USE OF ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company's significant estimates and assumptions include the fair value of financial instruments; the carrying value, recoverability and impairment of long-lived assets, including the values assigned to and the estimated useful lives of website development costs; interest rate; revenue recognized or recognizable; sales returns and allowances; foreign currency exchange rate; income tax rate, income tax provision, deferred tax assets and valuation allowance of deferred tax assets; expected term of share options and similar instruments, expected volatility of the entity's shares and the method used to estimate it, expected annual rate of quarterly dividends, and risk free rate(s); and the assumption that the Company will continue as a going concern. Those significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to those estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly.

Actual results could differ from those estimates.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows paragraph 820-10-35-37 of the FASB Accounting Standards Codification ("Paragraph 820-10-35-37") to measure the fair value of its financial instruments and paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company's financial assets and liabilities, such as cash, accounts receivable, prepayments and other current assets, accounts payable, accrued expenses, and accrued interest, approximate their fair values because of the short maturity of these instruments.

The Company's convertible notes payable approximates the fair value of such instrument based upon management's best estimate of interest rates that would be available to the Company for similar financial arrangements at December 31, 2012 and March 31, 2012.

The Company's Level 3 financial liabilities consist of the derivative warrant issued in August 2012 for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. The Company valued the automatic conditional conversion, re-pricing/down-round, change of control; default and follow-on offering provisions using a lattice model, with the assistance of a third party valuation specialist, for which management understands the methodologies. These models incorporate transaction details such as Company stock price, contractual terms, maturity, risk free rates, as well as assumptions about future financings, volatility, and holder behavior as of the date of issuance and each balance sheet date.

It is not, however, practical to determine the fair value of advances from president and significant stockholder, if any, due to their related party nature.

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES MEASURED ON A RECURRING BASIS

LEVEL 3 FINANCIAL LIABILITIES - DERIVATIVE WARRANT LIABILITIES

The Company uses Level 3 of the fair value hierarchy to measure the fair value of the derivative liabilities and revalues its derivative warrant liability at every reporting period and recognizes gains or losses in the consolidated statements of operations and comprehensive income (loss) that are attributable to the change in the fair value of the derivative warrant liability.

CARRYING VALUE, RECOVERABILITY AND IMPAIRMENT OF LONG-LIVED ASSETS

The Company has adopted paragraph 360-10-35-17 of the FASB Accounting Standards Codification for its long-lived assets. The Company's long-lived assets, which include property and equipment, acquired technology, and website development costs are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives against their respective carrying amounts. Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets. Fair value is generally determined using the asset's expected future discounted cash flows or market value, if readily determinable. If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.

The Company considers the following to be some examples of important indicators that may trigger an impairment review: (i) significant under-performance or losses of assets relative to expected historical or projected future operating results; (ii) significant changes in the manner or use of assets or in the Company's overall strategy with respect to the manner or use of the acquired assets or changes in the Company's overall business strategy; (iii) significant negative industry or economic trends; (iv) increased competitive pressures; (v) a significant decline in the Company's stock price for a sustained period of time; and (vi) regulatory changes. The Company evaluates acquired assets for potential impairment indicators at least annually and more frequently upon the occurrence of such events.

The key assumptions used in management's estimates of projected cash flow deal largely with forecasts of sales levels and gross margins. These forecasts are typically based on historical trends and take into account recent developments as well as management's plans and intentions. Other factors, such as increased competition or a decrease in the desirability of the Company's products or services, could lead to lower projected sales levels, which would adversely impact cash flows. A significant change in cash flows in the future could result in an impairment of long lived assets.

The impairment charges, if any, is included in operating expenses in the accompanying consolidated statements of operations.

FISCAL YEAR END

The Company elected March 31 as its fiscal year ending date.

CASH EQUIVALENTS

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation of furniture and fixture is computed by the straight-line method (after taking into account their respective estimated residual values) over the assets estimated useful life of five (5) years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the statements of operations.

INTANGIBLE ASSETS OTHER THAN GOODWILL

The Company has adopted paragraph 350-30-25-3 of the FASB Accounting Standards Codification for intangible assets other than goodwill. Under the requirements, the Company amortizes the acquisition costs of intangible assets other than goodwill inclusive of acquired technology and website development costs on a straight-line basis over their relevant estimated useful lives of fifteen (15) and five (5) years, respectively. Upon becoming fully amortized, the related cost and accumulated amortization are removed from the accounts.

RELATED PARTIES

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the related parties include a. affiliates of the Company; b. entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825-10-15, to be accounted for by the equity method by the investing entity; c. trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d. principal owners of the Company; e. management of the Company; f. other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g. other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a. the nature of the relationship(s) involved; b. a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c. the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company accounts for derivative instruments and hedging activities in accordance with paragraph 810-10-05-4 of the FASB Accounting Standards Codification ("Paragraph 810-10-05-4"). Paragraph 810-10-05-4 requires companies to recognize all derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends upon: (i) whether the derivative has been designated and qualifies as part of a hedging relationship, and (ii) the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument based upon the exposure being hedged as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation.

From time to time, the Company may employ foreign currency forward contracts to convert unforeseeable foreign currency exchange rates to fixed foreign currency exchange rates. The Company does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized in current earnings. The Company has sales and purchase commitments denominated in foreign currencies. Foreign currency forward contracts are used to hedge against the risk of change in the fair value of these commitments attributable to fluctuations in exchange rates ("Fair Value Hedges"). Changes in the fair value of the derivative instrument are generally offset in the income statement by changes in the fair value of the item being hedged.

The Company did not employ foreign currency forward contracts to convert unforeseeable foreign currency exchange rates to fixed foreign currency exchange rates for the interim period ended December 31, 2012 or 2011.

DERIVATIVE LIABILITY

The Company evaluates its convertible debt, options, warrants or other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 810-10-05-4 and Section 815-40-25 of the FASB Accounting Standards Codification. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations and comprehensive income (loss) as other income or expense. Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation and then that the related fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company adopted Section 815-40-15 of the FASB Accounting Standards Codification ("Section 815-40-15") to determine whether an instrument (or an embedded feature) is indexed to the Company's own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument's contingent exercise and settlement provisions. The adoption of Section 815-40-15 has affected the accounting for (i) certain freestanding warrants that contain exercise price adjustment features and (ii) convertible bonds issued by foreign subsidiaries with a strike price denominated in a foreign currency.

The Company marks to market the fair value of the embedded derivative warrants at each balance sheet date and records the change in the fair value of the embedded derivative warrants as other income or expense in the consolidated statements of operations and comprehensive income (loss).

The Company utilizes the Lattice model that values the liability of the derivative warrants based on a probability weighted discounted cash flow model with the assistance of the third party valuation firm. The reason the Company picks the Lattice model is that in many cases there may be multiple embedded features or the features of the bifurcated derivatives may be so complex that a Black-Scholes valuation does not consider all of the terms of the instrument. Therefore, the fair value may not be appropriately captured by simple models. In other words, simple models such as Black-Scholes may not be appropriate in many situations given complex features and terms of conversion option (e.g., combined embedded derivatives). The Lattice model is based on future projections of the various potential outcomes. The features that were analyzed and incorporated into the model included the exercise and full reset features. Based on these features, there are two primary events that can occur; the Holder exercises the Warrants or the Warrants are held to expiration. The Lattice model analyzed the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, exercise price, volatility, etc.). Projections were then made on the underlying factors which led to potential scenarios. Probabilities were assigned to each scenario based on management projections. This led to a cash flow projection and a probability associated with that cash flow. A discounted weighted average cash flow over the various scenarios was completed to determine the value of the derivative warrants.

COMMITMENT AND CONTINGENCIES

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company's consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company's business, financial position, and results of operations or cash flows.

NON-CONTROLLING INTEREST

The Company follows paragraph 810-10-65-1 of the FASB Accounting Standards Codification to report the non-controlling interest in Stevia Technew Limited, its majority owned subsidiary in the consolidated statements of balance sheets within the equity section, separately from the Company's stockholders' equity. Non-controlling interest represents the non-controlling interest holder's proportionate share of the equity of the Company's majority-owned subsidiary, Stevia Technew Limited. Non-controlling interest is adjusted for the non-controlling interest holder's proportionate share of the earnings or losses and other comprehensive income (loss) and the non-controlling interest continues to be attributed its share of losses even if that attribution results in a deficit non-controlling interest balance.

REVENUE RECOGNITION

The Company follows paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

RESEARCH AND DEVELOPMENT

The Company follows paragraph 730-10-25-1 of the FASB Accounting Standards Codification (formerly Statement of Financial Accounting Standards No. 2 "ACCOUNTING FOR RESEARCH AND DEVELOPMENT COSTS") and paragraph 730-20-25-11 of the FASB Accounting Standards Codification (formerly Statement of Financial Accounting Standards No. 68 "RESEARCH AND DEVELOPMENT ARRANGEMENTS") for research and development costs. Research and development costs are charged to expense as incurred. Research and development costs consist primarily of remuneration for research and development staff, depreciation and maintenance expenses of research and development equipment, material and testing costs for research and development as well as research and development arrangements with unrelated third party research and development institutions.

NON-REFUNDABLE ADVANCE PAYMENTS FOR GOODS OR SERVICES TO BE USED IN FUTURE RESEARCH AND DEVELOPMENT ACTIVITIES

The research and development arrangements usually involve specific research and development projects. Often times, the Company makes non-refundable advances upon signing of these arrangements. The Company adopted paragraph 730-20-25-13 and 730-20-35-1 of the FASB Accounting Standards Codification (formerly Emerging Issues Task Force Issue No. 07-3 "ACCOUNTING FOR NONREFUNDABLE ADVANCE PAYMENTS FOR GOODS OR SERVICES TO BE USED IN FUTURE RESEARCH AND DEVELOPMENT ACTIVITIES") for those non-refundable advances. Non-refundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the related goods are delivered or the related services are performed. The management continues to evaluate whether the Company expect the goods to be delivered or services to be rendered. If the management does not expect the goods to be delivered or services to be rendered, the capitalized advance payment are charged to expense.

STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES

The Company accounts for its stock based compensation in which the Company obtains employee services in share-based payment transactions under the recognition and measurement principles of the fair value recognition provisions of section 718-10-30 of the FASB Accounting Standards Codification. Pursuant to paragraph 718-10-30-6 of the FASB Accounting Standards Codification, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur. If shares of the Company are thinly traded the use of share prices established in the Company's most recent private placement memorandum ("PPM"), or weekly or monthly price observations would generally be more appropriate than the use of daily price observations as such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

The fair value of non-derivative option award is estimated on the date of grant using a Black-Scholes option-pricing valuation model. The ranges of assumptions for inputs are as follows:

* Expected term of share options and similar instruments: The expected life of options and similar instruments represents the period of time the option and/or warrant are expected to be outstanding. Pursuant to Paragraph 718-10-50-2(f)(2)(i) of the FASB Accounting Standards Codification the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior into the fair value (or calculated value) of the instruments. Pursuant to paragraph 718-10-S99-1, it may be appropriate to use the SIMPLIFIED METHOD, I.E., EXPECTED TERM = ((VESTING TERM + ORIGINAL CONTRACTUAL TERM) / 2), if (i) A company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time its equity shares have been publicly traded; (ii) A company significantly changes the terms of its share option grants or the types of employees that receive share option grants such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term; or (iii) A company has or expects to have significant structural changes in its business such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term. The Company uses the simplified method to calculate expected term of share options and similar instruments as the company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

* Expected volatility of the entity's shares and the method used to estimate it. Pursuant to ASC Paragraph 718-10-50-2(f)(2)(ii) a thinly-traded or nonpublic entity that uses the calculated value method shall disclose the reasons why it is not practicable for the Company to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

* Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company's current dividend yield as the best estimate of projected dividend yield for periods within the expected term of the share options and similar instruments.

* Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the expected term of the share options and similar instruments.

The Company's policy is to recognize compensation cost for awards with only service conditions and a graded vesting schedule on a straight-line basis over the requisite service period for the entire award.

EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

The Company accounts for equity instruments issued to parties other than employees for acquiring goods or services under guidance of Subtopic 505-50 of the FASB Accounting Standards Codification ("Subtopic 505-50").

Pursuant to ASC Section 505-50-30, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur. If shares of the Company are thinly traded the use of share prices established in the Company's most recent private placement memorandum ("PPM"), or weekly or monthly price observations would generally be more appropriate than the use of daily price observations as such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

The fair value of non-derivative option or warrant award is estimated on the date of grant using a Black-Scholes option-pricing valuation model. The ranges of assumptions for inputs are as follows:

* Expected term of share options and similar instruments: Pursuant to Paragraph 718-10-50-2 of the FASB Accounting Standards Codification the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and holder's expected exercise behavior into the fair value (or calculated value) of the instruments. The Company uses historical data to estimate holder's expected exercise behavior. If the Company is a newly formed corporation or shares of the Company are thinly traded the contractual term of the share options and similar instruments is used as the expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

* Expected volatility of the entity's shares and the method used to estimate it. An entity that uses a method that employs different volatilities during the contractual term shall disclose the range of expected volatilities used and the weighted-average expected volatility. A thinly-traded or nonpublic entity that uses the calculated value method shall disclose the reasons why it is not practicable for the Company to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

* Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company's current dividend yield as the best estimate of projected dividend yield for periods within the expected contractual life of the option and similar instruments.

* Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option and similar instruments.

Pursuant to Paragraphs 505-50-25-8, if fully vested, non-forfeitable equity instruments are issued at the date the grantor and grantee enter into an agreement for goods or services (no specific performance is required by the grantee to retain those equity instruments), then, because of the elimination of any obligation on the part of the counterparty to earn the equity instruments, a measurement date has been reached. A grantor shall recognize the equity instruments when they are issued (in most cases, when the agreement is entered into). Whether the corresponding cost is an immediate expense or a prepaid asset (or whether the debit should be characterized as contra-equity under the requirements of paragraph 505-50-45-1) depends on the specific facts and circumstances. Pursuant to ASC paragraph 505-50-45-1, a grantor may conclude that an asset (other than a note or a receivable) has been received in return for fully vested, non-forfeitable equity instruments that are issued at the date the grantor and grantee enter into an agreement for goods or services (and no specific performance is required by the grantee in order to retain those equity instruments). Such an asset shall not be displayed as contra-equity by the grantor of the equity instruments. The transferability (or lack thereof) of the equity instruments shall not affect the balance sheet display of the asset. This guidance is limited to transactions in which equity instruments are transferred to other than employees in exchange for goods or services. Section 505-50-30 provides guidance on the determination of the measurement date for transactions that are within the scope of this Subtopic.

Pursuant to Paragraphs 505-50-25-8 and 505-50-25-9,an entity may grant fully vested, non-forfeitable equity instruments that are exercisable by the grantee only after a specified period of time if the terms of the agreement provide for earlier exercisability if the grantee achieves specified performance conditions. Any measured cost of the transaction shall be recognized in the same period(s) and in the same manner as if the entity had paid cash for the goods or services or used cash rebates as a sales discount instead of paying with, or using, the equity instruments. A recognized asset, expense, or sales discount shall not be reversed if a stock option that the counterparty has the right to exercise expires unexercised.

Pursuant to ASC paragraph 505-50-30-S99-1, if the Company receives a right to receive future services in exchange for unvested, forfeitable equity instruments, those equity instruments are treated as unissued for accounting purposes until the future services are received (that is, the instruments are not considered issued until they vest). Consequently, there would be no recognition at the measurement date and no entry should be recorded.

INCOME TAX PROVISION

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income and comprehensive income (loss) in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification ("Section 740-10-25"). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty (50) percent likelihood of being realized upon ultimate settlement.

Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying consolidated balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its consolidated balance sheets and provides valuation allowances as management deems necessary.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In addition, the Company operates within multiple taxing jurisdictions and is subject to audit in these jurisdictions. In management's opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

UNCERTAIN TAX POSITIONS

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the interim period ended December 31, 2012 or for the period from April 11, 2011 (Inception) through December 31, 2011.

LIMITATION ON UTILIZATION OF NOLS DUE TO CHANGE IN CONTROL

Pursuant to the Internal Revenue Code Section 382 ("Section 382"), certain ownership changes may subject the NOL's to annual limitations which could reduce or defer the NOL. Section 382 imposes limitations on a corporation's ability to utilize NOLs if it experiences an "ownership change." In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. In the event of an ownership change, utilization of the NOLs would be subject to an annual limitation under Section 382 determined by multiplying the value of its stock at the time of the ownership change by the applicable long-term tax-exempt rate. Any unused annual limitation may be carried over to later years. The imposition of this limitation on its ability to use the NOLs to offset future taxable income could cause the Company to pay U.S. federal income taxes earlier than if such limitation were not in effect and could cause such NOLs to expire unused, reducing or eliminating the benefit of such NOLs.

NET INCOME (LOSS) PER COMMON SHARE

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table shows the potentially outstanding dilutive common shares excluded from the diluted net income (loss) per common share calculation as they were anti-dilutive:

	Potentially
	Outstanding Dilutive
	Common Shares
		For the
		Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
MAKE GOOD ESCROW SHARES

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000	6,000,000

CONVERTIBLE NOTE SHARES

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

WARRANT SHARES

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance.	1,152,000	-

TOTAL POTENTIALLY OUTSTANDING DILUTIVE COMMON SHARES	5,005,334	6,000,000

CASH FLOWS REPORTING

The Company adopted paragraph 230-10-45-24 of the FASB Accounting Standards Codification for cash flows reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method ("Indirect method") as defined by paragraph 230-10-45-25 of the FASB Accounting Standards Codification to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments. The Company reports the reporting currency equivalent of foreign currency cash flows, using the current exchange rate at the time of the cash flows and the effect of exchange rate changes on cash held in foreign currencies is reported as a separate item in the reconciliation of beginning and ending balances of cash and cash equivalents and separately provides information about investing and financing activities not resulting in cash receipts or payments in the period pursuant to paragraph 830-230-45-1 of the FASB Accounting Standards Codification.

SUBSEQUENT EVENTS

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the financial statements are issued. Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an SEC filer considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-08

In September 2011, the FASB issued the FASB Accounting Standards Update No. 2011-08 "INTANGIBLES-GOODWILL AND OTHER: TESTING GOODWILL FOR IMPAIRMENT" ("ASU 2011-08"). This Update is to simplify how public and nonpublic entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

The guidance is effective for interim and annual periods beginning on or after December 15, 2011. Early adoption is permitted.

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-11

In December 2011, the FASB issued the FASB Accounting Standards Update No. 2011-11 "BALANCE SHEET: DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES" ("ASU 2011-11"). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS.

The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

FASB ACCOUNTING STANDARDS UPDATE NO. 2012-02

In July 2012, the FASB issued the FASB Accounting Standards Update No. 2012-02 "INTANGIBLES-GOODWILL AND OTHER (TOPIC 350) TESTING INDEFINITE-LIVED INTANGIBLE ASSETS FOR IMPAIRMENT" ("ASU 2012-02").

This Update is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. This guidance builds upon the guidance in ASU 2011-08, entitled TESTING GOODWILL FOR IMPAIRMENT. ASU 2011-08 was issued on September 15, 2011, and feedback from stakeholders during the exposure period related to the goodwill impairment testing guidance was that the guidance also would be helpful in impairment testing for intangible assets other than goodwill.

The revised standard allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired.

This Update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012. Earlier implementation is permitted.

OTHER RECENTLY ISSUED, BUT NOT YET EFFECTIVE ACCOUNTING PRONOUNCEMENTS

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company's consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include all accounts of the Company as of March 31, 2012 and for the period from June 23, 2011 (date of acquisition) through March 31, 2012; Stevia Ventures International Ltd. as of March 31, 2012 and for the period from April 11, 2011 (inception) through March 31, 2012; and Stevia Asia Limited as of March 31, 2012 and for the period from March 19, 2012 (inception) through March 31, 2012 as follows:

	Jurisdiction or	Attributable
Entity	Place of Incorporation	Interest
Stevia Ventures International Ltd.	BVI	100%
Stevia Asia Limited	Hong Kong SAR	100%

All inter-company balances and transactions have been eliminated.

DEVELOPMENT STAGE COMPANY

The Company is a development stage company as defined by section 915-10-20 of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification. Although the Company has recognized some nominal amount of revenues since inception, the Company is still devoting substantially all of its efforts on establishing the business and, therefore, still qualifies as a development stage company. All losses accumulated since inception have been considered as part of the Company's development stage activities.

USE OF ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company's significant estimates and assumptions include the fair value of financial instruments; the carrying value, recoverability and impairment of long-lived assets, including the values assigned to and the estimated useful lives of website development costs; interest rate; revenue recognized or recognizable; sales returns and allowances; foreign currency exchange rate; income tax rate, income tax provision, deferred tax assets and valuation allowance of deferred tax assets; and the assumption that the Company will continue as a going concern. Those significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to those estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows paragraph 820-10-35-37 of the FASB Accounting Standards Codification ("Paragraph 820-10-35-37") to measure the fair value of its financial instruments and paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company's financial assets and liabilities, such as cash, prepaid expenses, accounts payable and accrued expenses, approximate their fair values because of the short maturity of these instruments.

The Company's convertible notes payable approximates the fair value of such instrument based upon management's best estimate of interest rates that would be available to the Company for similar financial arrangements at March 31, 2012.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free-market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated.

It is not, however, practical to determine the fair value of advances from stockholders due to their related party nature.

CARRYING VALUE, RECOVERABILITY AND IMPAIRMENT OF LONG-LIVED ASSETS

The Company has adopted paragraph 360-10-35-17 of the FASB Accounting Standards Codification for its long-lived assets. The Company's long-lived assets, which include website development costs, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives against their respective carrying amounts. Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets. Fair value is generally determined using the asset's expected future discounted cash flows or market value, if readily determinable. If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.

The Company considers the following to be some examples of important indicators that may trigger an impairment review: (i) significant under-performance or losses of assets relative to expected historical or projected future operating results; (ii) significant changes in the manner or use of assets or in the Company's overall strategy with respect to the manner or use of the acquired assets or changes in the Company's overall business strategy; (iii) significant negative industry or economic trends; (iv) increased competitive pressures; (v) a significant decline in the Company's stock price for a sustained period of time; and (vi) regulatory changes. The Company evaluates acquired assets for potential impairment indicators at least annually and more frequently upon the occurrence of such events.

The key assumptions used in management's estimates of projected cash flow deal largely with forecasts of sales levels and gross margins. These forecasts are typically based on historical trends and take into account recent developments as well as management's plans and intentions. Other factors, such as increased competition or a decrease in the desirability of the Company's products or services, could lead to lower projected sales levels, which would adversely impact cash flows. A significant change in cash flows in the future could result in an impairment of long lived assets.

The impairment charges, if any, is included in operating expenses in the accompanying consolidated statements of income and comprehensive income (loss).

FISCAL YEAR END

The Company elected March 31 as its fiscal year ending date.

CASH EQUIVALENTS

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

FURNITURE AND FIXTURE

Furniture and fixture is recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation of furniture and fixture is computed by the straight-line method (after taking into account their respective estimated residual values) over the assets estimated useful life of five (5) years. Upon sale or retirement of furniture and fixture, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the statements of operations.

WEBSITE DEVELOPMENT COSTS

Website development costs are stated at cost less accumulated amortization. The cost of the website development is amortized on a straight-line basis over its estimated useful life of five (5) years. Upon becoming fully amortized, the related cost and accumulated amortization are removed from the accounts.

RELATED PARTIES

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the related parties include a. affiliates of the Company; b. entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825-10-15, to be accounted for by the equity method by the investing entity; c. trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d. principal owners of the Company; e. management of the Company; f. other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g. other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a. the nature of the relationship(s) involved; b. a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c. the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. mounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

COMMITMENT AND CONTINGENCIES

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company's consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company's business, financial position, and results of operations or cash flows.

REVENUE RECOGNITION

The Company follows paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

RESEARCH AND DEVELOPMENT

The Company follows paragraph 730-10-25-1 of the FASB Accounting Standards Codification (formerly Statement of Financial Accounting Standards No. 2 "ACCOUNTING FOR RESEARCH AND DEVELOPMENT COSTS") and paragraph 730-20-25-11 of the FASB Accounting Standards Codification (formerly Statement of Financial Accounting Standards No. 68 "RESEARCH AND DEVELOPMENT ARRANGEMENTS") for research and development costs. Research and development costs are charged to expense as incurred. Research and development costs consist primarily of remuneration for research and development staff, depreciation and maintenance expenses of research and development equipment, material and testing costs for research and development as well as research and development arrangements with unrelated third party research and development institutions. The research and development arrangements usually involve specific research and development projects. Often times, the Company makes non-refundable advances upon signing of these arrangements. The Company adopted paragraph 730-20-25-13 and 730-20-35-1 of the FASB Accounting Standards Codification (formerly Emerging Issues Task Force Issue No. 07-3 "ACCOUNTING FOR NONREFUNDABLE ADVANCE PAYMENTS FOR GOODS OR SERVICES TO BE USED IN FUTURE RESEARCH AND DEVELOPMENT ACTIVITIES") for those non-refundable advances. Non-refundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the related goods are delivered or the related services are performed. The management continues to evaluate whether the Company expect the goods to be delivered or services to be rendered. If the management does not expect the goods to be delivered or services to be rendered, the capitalized advance payment are charged to expense.

STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES

The Company accounts for its stock based compensation in which the Company obtains employee services in share-based payment transactions under the recognition and measurement principles of the fair value recognition provisions of section 718-10-30 of the FASB Accounting Standards Codification. Pursuant to paragraph 718-10-30-6 of the FASB Accounting Standards Codification, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur. If shares of the Company are thinly traded the use of share prices established in the Company's most recent private placement memorandum (PPM"), or weekly or monthly price observations would generally be more appropriate than the use of daily price observations as such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option-pricing valuation model. The ranges of assumptions for inputs are as follows:

*	Expected term of share options and similar instruments: The expected life of options and similar instruments represents the period of time the option and/or warrant are expected to be outstanding. Pursuant to Paragraph 718-10-50-2(f)(2)(i) of the FASB Accounting Standards Codification the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior into the fair value (or calculated value) of the instruments. Pursuant to paragraph 718-50-S99-1, it may be appropriate to use the SIMPLIFIED METHOD, if (i) A company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time its equity shares have been publicly traded; (ii) A company significantly changes the terms of its share option grants or the types of employees that receive share option grants such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term; or (iii) A company has or expects to have significant structural changes in its business such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term. The Company uses the simplified method to calculate expected term of share options and similar instruments as the company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

*	Expected volatility of the entity's shares and the method used to estimate it. Pursuant to ASC Paragraph 718-10-50-2(f)(2)(ii) a thinly-traded or nonpublic entity that uses the calculated value method shall disclose the reasons why it is not practicable for the Company to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

*	Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company's current dividend yield as the best estimate of projected dividend yield for periods within the expected term of the share options and similar instruments.

*	Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the expected term of the share options and similar instruments.

The Company's policy is to recognize compensation cost for awards with only service conditions and a graded vesting schedule on a straight-line basis over the requisite service period for the entire award.

EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

The Company accounts for equity instruments issued to parties other than employees for acquiring goods or services under guidance of Subtopic 505-50 of the FASB Accounting Standards Codification ("Subtopic 505-50").

Pursuant to ASC Section 505-50-30, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur. If shares of the Company are thinly traded the use of share prices established in the Company's most recent private placement memorandum (PPM"), or weekly or monthly price observations would generally be more appropriate than the use of daily price observations as such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

The fair value of option or warrant award is estimated on the date of grant using a Black-Scholes option-pricing valuation model. The ranges of assumptions for inputs are as follows:

*	Expected term of share options and similar instruments: Pursuant to Paragraph 718-10-50-2 of the FASB Accounting Standards Codification the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and holder's expected exercise behavior into the fair value (or calculated value) of the instruments. The Company uses historical data to estimate holder's expected exercise behavior. If the Company is a newly formed corporation or shares of the Company are thinly traded the contractual term of the share options and similar instruments is used as the expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

*	Expected volatility of the entity's shares and the method used to estimate it. An entity that uses a method that employs different volatilities during the contractual term shall disclose the range of expected volatilities used and the weighted-average expected volatility. A thinly-traded or nonpublic entity that uses the calculated value method shall disclose the reasons why it is not practicable for the Company to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

*	Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company's current dividend yield as the best estimate of projected dividend yield for periods within the expected contractual life of the option and similar instruments.

*	Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option and similar instruments.

Pursuant to Paragraphs 505-50-25-8, if fully vested, non-forfeitable equity instruments are issued at the date the grantor and grantee enter into an agreement for goods or services (no specific performance is required by the grantee to retain those equity instruments), then, because of the elimination of any obligation on the part of the counterparty to earn the equity instruments, a measurement date has been reached. A grantor shall recognize the equity instruments when they are issued (in most cases, when the agreement is entered into). Whether the corresponding cost is an immediate expense or a prepaid asset (or whether the debit should be characterized as contra-equity under the requirements of paragraph 505-50-45-1) depends on the specific facts and circumstances. Pursuant to ASC paragraph 505-50-45-1, a grantor may conclude that an asset (other than a note or a receivable) has been received in return for fully vested, non-forfeitable equity instruments that are issued at the date the grantor and grantee enter into an agreement for goods or services (and no specific performance is required by the grantee in order to retain those equity instruments). Such an asset shall not be displayed as contra-equity by the grantor of the equity instruments. The transferability (or lack thereof) of the equity instruments shall not affect the balance sheet display of the asset. This guidance is limited to transactions in which equity instruments are transferred to other than employees in exchange for goods or services. Section 505-50-30 provides guidance on the determination of the measurement date for transactions that are within the scope of this Subtopic.

Pursuant to Paragraphs 505-50-25-8 and 505-50-25-9,an entity may grant fully vested, non-forfeitable equity instruments that are exercisable by the grantee only after a specified period of time if the terms of the agreement provide for earlier exercisability if the grantee achieves specified performance conditions. Any measured cost of the transaction shall be recognized in the same period(s) and in the same manner as if the entity had paid cash for the goods or services or used cash rebates as a sales discount instead of paying with, or using, the equity instruments. A recognized asset, expense, or sales discount shall not be reversed if a stock option that the counterparty has the right to exercise expires unexercised.

Pursuant to ASC paragraph 505-50-30-S99-1, if the Company receives a right to receive future services in exchange for unvested, forfeitable equity instruments, those equity instruments are treated as unissued for accounting purposes until the future services are received (that is, the instruments are not considered issued until they vest). Consequently, there would be no recognition at the measurement date and no entry should be recorded.

INCOME TAX PROVISION

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income and comprehensive income (loss) in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification ("Section 740-10-25"). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty (50) percent likelihood of being realized upon ultimate settlement. Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying consolidated balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its consolidated balance sheets and provides valuation allowances as management deems necessary.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In addition, the Company operates within multiple taxing jurisdictions and is subject to audit in these jurisdictions. In management's opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

UNCERTAIN TAX POSITIONS

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the period from April 11, 2011 (Inception) through March 31, 2012.

LIMITATION ON UTILIZATION OF NOLS DUE TO CHANGE IN CONTROL

Pursuant to the Internal Revenue Code Section 382 ("Section 382"), certain ownership changes may subject the NOL's to annual limitations which could reduce or defer the NOL. Section 382 imposes limitations on a corporation's ability to utilize NOLs if it experiences an "ownership change." In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. In the event of an ownership change, utilization of the NOLs would be subject to an annual limitation under Section 382 determined by multiplying the value of its stock at the time of the ownership change by the applicable long-term tax-exempt rate. Any unused annual limitation may be carried over to later years. The imposition of this limitation on its ability to use the NOLs to offset future taxable income could cause the Company to pay U.S. federal income taxes earlier than if such limitation were not in effect and could cause such NOLs to expire unused, reducing or eliminating the benefit of such NOLs.

NET INCOME (LOSS) PER COMMON SHARE

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table shows the potentially outstanding dilutive common shares excluded from the diluted net income (loss) per common share calculation for the period from April 11, 2011 (inception) through March 31, 2012 as they were anti-dilutive:

Potentially Outstanding
Dilutive Common Shares
For the
Period from
April 11, 2011
(inception)
through
March 31, 2012
The remainder of the Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000

Total potentially outstanding dilutive common shares	3,000,000

CASH FLOWS REPORTING

The Company adopted paragraph 230-10-45-24 of the FASB Accounting Standards Codification for cash flows reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method ("Indirect method") as defined by paragraph 230-10-45-25 of the FASB Accounting Standards Codification to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments. The Company reports the reporting currency equivalent of foreign currency cash flows, using the current exchange rate at the time of the cash flows and the effect of exchange rate changes on cash held in foreign currencies is reported as a separate item in the reconciliation of beginning and ending balances of cash and cash equivalents and separately provides information about investing and financing activities not resulting in cash receipts or payments in the period pursuant to paragraph 830-230-45-1 of the FASB Accounting Standards Codification.

SUBSEQUENT EVENTS

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the financial statements are issued. Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an SEC filer considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-05

In June 2011, the FASB issued the FASB Accounting Standards Update No. 2011-05 "COMPREHENSIVE INCOME" ("ASU 2011-05"), which was the result of a joint project with the IASB and amends the guidance in ASC 220, COMPREHENSIVE INCOME, by eliminating the option to present components of other comprehensive income (OCI) in the statement of stockholders' equity. Instead, the new guidance now gives entities the option to present all non-owner changes in stockholders' equity either as a single continuous statement of comprehensive income or as two separate but consecutive statements. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the amendments require entities to present all reclassification adjustments from OCI to net income on the face of the statement of comprehensive income.

The amendments in this Update should be applied retrospectively and are effective for public entity for fiscal years, and interim periods within those years, beginning after December 15, 2011.

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-08

In September 2011, the FASB issued the FASB Accounting Standards Update No. 2011-08 "INTANGIBLES-GOODWILL AND OTHER: TESTING GOODWILL FOR IMPAIRMENT" ("ASU 2011-08"). This Update is to simplify how public and nonpublic entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

The guidance is effective for interim and annual periods beginning on or after December 15, 2011. Early adoption is permitted.

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-10

In December 2011, the FASB issued the FASB Accounting Standards Update No. 2011-10 "PROPERTY, PLANT AND EQUIPMENT: DERECOGNITION OF IN SUBSTANCE REAL ESTATE-A SCOPE CLARIFICATION" ("ASU 2011-09"). This Update is to resolve the diversity in practice as to how financial statements have been reflecting circumstances when parent company reporting entities cease to have controlling financial interests in subsidiaries that are in substance real estate, where the situation arises as a result of default on nonrecourse debt of the subsidiaries.

The amended guidance is effective for annual reporting periods ending after June 15, 2012 for public entities. Early adoption is permitted.

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-11

In December 2011, the FASB issued the FASB Accounting Standards Update No. 2011-11 "BALANCE SHEET: DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES" ("ASU 2011-11"). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS.

The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-12

In December 2011, the FASB issued the FASB Accounting Standards Update No. 2011-12 "COMPREHENSIVE INCOME: DEFERRAL OF THE EFFECTIVE DATE FOR AMENDMENTS TO THE PRESENTATION OF RECLASSIFICATIONS OF ITEMS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME IN ACCOUNTING STANDARDS UPDATE NO. 2011-05" ("ASU 2011-12"). This Update is a deferral of the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. FASB is to going to reassess the costs and benefits of those provisions in ASU 2011-05 related to reclassifications out of accumulated other comprehensive income. Due to the time required to properly make such a reassessment and to evaluate alternative presentation formats, the FASB decided that it is necessary to reinstate the requirements for the presentation of reclassifications out of accumulated other comprehensive income that were in place before the issuance of Update 2011-05.

All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011.

OTHER RECENTLY ISSUED, BUT NOT YET EFFECTIVE ACCOUNTING PRONOUNCEMENTS

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

GOING CONCERN	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

As reflected in the accompanying consolidated financial statements, the Company had an accumulated deficit at December 31, 2012, a net loss and net cash used in operating activities for the interim period then ended. These factors raise substantial doubt about the Company's ability to continue as a going concern.

While the Company is attempting to generate sufficient revenues, the Company's cash position may not be sufficient enough to support the Company's daily operations. Management intends to raise additional funds by way of a public or private offering. Management believes that the actions presently being taken to further implement its business plan and generate sufficient revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to generate sufficient revenues and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company's ability to further implement its business plan and generate sufficient revenues.

The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 - GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

As reflected in the accompanying consolidated financial statements, the Company had a deficit accumulated during the development stage at March 31, 2012, a net loss and net cash used in operating activities for the period from April 11, 2011 (inception) through March 31, 2012. These factors raise substantial doubt about the Company's ability to continue as a going concern.

While the Company is attempting to commence operations and generate sufficient revenues, the Company's cash position may not be sufficient enough to support the Company's daily operations. Management intends to raise additional funds by way of a public or private offering. Management believes that the actions presently being taken to further implement its business plan and generate sufficient revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to commence operations and generate sufficient revenues and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company's ability to further implement its business plan and generate sufficient revenues.

The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES

NOTE 4 - PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,	March 31,
	2012	2012
Prepaid research and development	$23,336	$128,445
Prepaid rent	-	21,250
Retainer	-	15,000
Other	2,680	4,179

	$26,016	$168,874

NOTE 4 - PREPAID EXPENSES

Prepaid expenses at March 31, 2012, consisted of the following:

March 31, 2012

Prepaid research and development	$128,445
Prepaid rent	21,250
Retainer	15,000
Other	4,179
$168,874

PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Property and equipment	5	$7,925	$3,036
Less accumulated depreciation		(762)	-

		$7,163	$3,036

DEPRECIATION EXPENSE

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012. Depreciation expense for the interim period ended December 31, 2012 was $762.

NOTE 5 - FURNITURE AND FIXTURE

Furniture and fixture, stated at cost, less accumulated depreciation at March 31, 2012 consisted of the following:

	Estimated
	Useful Life
	(Years)	March 31, 2012
Furniture and fixture	5	$3,036
		3,036
Less accumulated depreciation		(-)
		$3,036

DEPRECIATION EXPENSE

The Company acquired furniture and fixture near the end of February 2012 and started to depreciate as of April 1, 2012.

ACQUIRED TECHNOLOGY	9 Months Ended
Dec. 31, 2012
ACQUIRED TECHNOLOGY [Abstract]
ACQUIRED TECHNOLOGY

NOTE 6 - ACQUIRED TECHNOLOGY

On July 5, 2012, the Company acquired the rights to certain technology from Technew Technology Limited in exchange for 3,000,000 restricted shares of the Company's common stock. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration its restricted nature and lack of liquidity and consistent trading in the market for a total value of $1,635,300, which was recorded as acquired technology and amortized on a straight-line basis over the acquired technology's estimated useful life of fifteen (15) years.

	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Technology right	15	$1,635,300	$-
Less accumulated amortization		(54,510)	-

		$1,580,790	$-

AMORTIZATION EXPENSE

Amortization expense for the interim period ended December 31, 2012 was $54,510.

WEBSITE DEVELOPMENT COSTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
WEBSITE DEVELOPMENT COSTS

NOTE 7 - WEBSITE DEVELOPMENT COSTS

Website development costs, stated at cost, less accumulated amortization consisted of the following:

	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Website development costs	5	$5,315	$5,315
Accumulated amortization		(1,602)	(801)

		$3,713	$4,514

AMORTIZATION EXPENSE

Amortization expense was $801 and $534 for the interim period ended December 31, 2012 and for the period from April 11, 2011 (inception) through December 31, 2011, respectively.

NOTE 6 - WEBSITE DEVELOPMENT COSTS

Website development costs, stated at cost, less accumulated amortization at March 31, 2012, consisted of the following:

March 31, 2012

Website development costs	$5,315
Accumulated amortization	(801)
$4,514

AMORTIZATION EXPENSE

Amortization expense was $801 for the period from April 11, 2011 (inception) through March 31, 2012.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

RELATED PARTIES

Related parties with whom the Company had transactions are:

Related Parties	Relationship
George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

ADVANCES FROM STOCKHOLDER

From time to time, stockholder of the Company advances funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

LEASE OF CERTAIN OFFICE SPACE FROM LEVERAGE INVESTMENTS, LLC

The Company leases certain office space with Leverage Investments, LLC for $500 per month on a month-to-month basis since July 1, 2011. For the interim period ended December 31, 2012, the Company recorded $4,500 in rent expenses due Leverage Investment LLC.

FARM MANAGEMENT AND OFF-TAKE AGREEMENT WITH GROWERS SYNERGY PTE LTD.

For the Period from July 1, 2011 through October 31, 2011, the Company engaged Growers Synergy Pte Ltd. to provide farm management services on a month-to-month basis, at $20,000 per month.

On November 1, 2011, the Company entered into a Management and Off-Take Agreement (the "Management Agreement") with Growers Synergy Pte Ltd. ("GSPL"), a Singapore corporation owned and controlled by the president and major stockholder of the Company. Under the terms of the Management Agreement, the Company will engage GSPL to supervise the Company's farm management operations, recommend quality farm management programs for stevia cultivation, assist in the hiring of employees and provide training to help the Company meet its commercialization targets, develop successful models to propagate future agribusiness services, and provide back-office and regional logistical support for the development of proprietary stevia farm systems in Vietnam, Indonesia and potentially other countries. GSPL will provide services for a term of two (2) years from the date of signing, at $20,000 per month. The Management Agreement may be terminated by the Company upon 30 day notice. In connection with the Management Agreement, the parties agreed to enter into an off-take agreement whereby GSPL agreed to purchase all of the non-stevia crops produced at the Company's GSPL supervised farms.

Farm management services provided by Growers Synergy Pte Ltd. is as follows:

For the
Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
Farm management services received and farm management services booked	$180,000	$-

	$180,000	$-

Future minimum payments required under this agreement at December 31, 2012 were as follows:

Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)	$60,000
2014	140,000

$200,000

CASH COMMITMENT IN CONNECTION WITH THE OPERATIONS OF STEVIA TECHNEW

On July 5, 2012, Stevia Asia, entered into a Cooperative Agreement (the "Cooperative Agreement") with Technew Technology Limited ("Technew"), a company incorporated under the companies ordinance of Hong Kong and an associate of Guangzhou Health China Technology Development Company Limited, and Zhang Jia, a Chinese citizen (together with Technew, the "Partners") pursuant to which Stevia Asia and Partners have agreed to make Stevia Technew, a joint venture, of which Stevia Asia legally and beneficially owns 70% shares (representing 70% of the issued shares) and Technew legally and beneficially owns 30% shares (representing 30% of the of the issued shares). The Partners will be responsible for managing Stevia Technew and Stevia Asia has agreed to provide $200,000 per month, up to a total of $2,000,000 in financing, subject to the performance of Stevia Technew and Stevia Asia's financial capabilities.

For the interim period ended December 31, 2012, Stevia Asia provided Stevia Technew $230,000, all of which has been paid to Guangzhou Health and expended and recorded as farm management services - related party.

NOTE 7 - RELATED PARTY TRANSACTIONS

RELATED PARTIES

Related parties with whom the Company had transactions are:

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

ADVANCES FROM STOCKHOLDER

From time to time, stockholders of the Company advance funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and due on demand.

LEASE OF CERTAIN OFFICE SPACE FROM LEVERAGE INVESTMENTS, LLC

The Company leases certain office space with Leverage Investments, LLC for $500 per month on a month-to-month basis since July 1, 2011. For the period from April 11, 2011 (inception) through March 31, 2012, the Company recorded $9,200 in rent expenses due Leverage Investment LLC.

CONSULTING SERVICES, MANAGEMENT AND OFF-TAKE AGREEMENT WITH GROWERS SYNERGY PTE LTD.

Prior to November 1, 2011, the Company engaged Growers Synergy Pte Ltd. to provide farm management consulting services on a month-to-month basis, at $20,000 per month as of July 1, 2011.

On November 1, 2011, the Company entered into a Management and Off-Take Agreement (the "Agreement") with Growers Synergy Pte Ltd. ("GSPL"), a Singapore corporation owned and controlled by the president and major stockholder of the Company. Under the terms of the Agreement, the Company will engage GSPL to supervise the Company's farm management operations, recommend quality farm management programs for stevia cultivation, assist in the hiring of employees and provide training to help the Company meet its commercialization targets, develop successful models to propagate future agribusiness services, and provide back-office and regional logistical support for the development of proprietary stevia farm systems in Vietnam, Indonesia and potentially other countries. GSPL will provide services for a term of two (2) years from the date of signing, at $20,000 per month. The Agreement may be terminated by the Company upon 30 day notice. In connection with the Agreement, the parties agreed to enter into an off-take agreement whereby GSPL agreed to purchase all of the non-stevia crops produced at the Company's GSPL supervised farms.

Consulting services provided by Growers Synergy Pte Ltd. for the period from April 11, 2011 (inception) through March 31, 2012 is as follows:

March 31, 2012

Consulting services received and consulting fees booked	$180,000
$180,000

Future minimum payments required under this agreement at March 31, 2012 were as follows:

Fiscal Year Ending March 31:
2013	$240,000
2014	140,000
$380,000

CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
CONVERTIBLE NOTES PAYABLE [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 9 - CONVERTIBLE NOTES PAYABLE

On February 14, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,890.41 to 1,000,000 and 63,561 shares of the Company's common stock at $0.25 per share, respectively.

On June 23, 2011, the Company issued a convertible note in the amount of $100,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $100,000 and accrued interest through the date of conversion of $2,821.92 to 400,000 and 11,288 shares of the Company's common stock at $0.25 per share.

On October 4, 2011, the Company issued a convertible note in the amount of $150,000 with interest at 10% per annum due one (1) year from the date of issuance. On January 18, 2012, the note holder converted the entire principal of $150,000 and accrued interest through the date of conversion of $4,356 to 617,425 shares of the Company's common stock at $0.25 per share.

Convertible notes payable consisted of the following:

	December 31,	March 31,
	2012	2012
On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,959 to 319,607 shares of the Company's common stock at $0.83 per share.	-	250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $11,781 to 314,586 shares of the Company's common stock at $0.83 per share.	-	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	200,000	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	200,000	-

	$400,000	$700,000

NOTE 8 - CONVERTIBLE NOTES PAYABLE

On February 14, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,890.41 to 1,000,000 and 63,561 shares of the Company's common stock at $0.25 per share, respectively.

On June 23, 2011, the Company issued a convertible note in the amount of $100,000 with interest at 10% per annum due one (1) year from the date of issuance. On October 4, 2011, the note holder converted the entire principal of $100,000 and accrued interest through the date of conversion of $2,821.92 to 400,000 and 11,288 shares of the Company's common stock at $0.25 per share.

On October 4, 2011, the Company issued a convertible note in the amount of $150,000 with interest at 10% per annum due one (1) year from the date of issuance. On January 18, 2012, the note holder converted the entire principal of $150,000 and accrued interest through the date of conversion of $4,356 to 617,425 shares of the Company's common stock at $0.25 per share.

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. The note may be converted into common shares of the Company should the Company complete a private placement with gross proceeds of at least $100,000. The conversion price shall be the same as the private placement price on a per share basis.

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance.

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.

Convertible notes payable at March 31, 2012 consisted of the following:

March 31, 2012

On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance. The note may be converted into common shares of the Company should the Company complete a private placement with gross proceeds of at least $100,000. The conversion price shall be the same as the private placement price on a per share basis	$250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.	200,000
$700,000

DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 10 - DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS

(I) WARRANTS ISSUED ON AUGUST 6, 2012

DESCRIPTION OF WARRANTS AND FAIR VALUE ON DATE OF GRANT

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance.

DERIVATIVE ANALYSIS

The exercise price of August 6, 2012 warrants and the number of shares issuable upon exercise is subject to reset adjustment in the event of stock splits, stock dividends, recapitalization, most favored nation clause and similar corporate events. Pursuant to the Section 3(b) Subsequent Equity Sales of the SPA, if the Company issues any common stock or securities other than the excepted issuances, to any person or entity at a purchase or exercise price per share less than the share purchase price of the August 6, 2012 Unit Offering without the consent of the subscriber holding purchased shares, warrants or warrant shares of the August 6, 2012 Unit Offering, then the subscriber shall have the right to apply the lowest such purchase price or exercise price of the offering or sale of such new securities to the purchase price of the purchased shares then held by the subscriber (and, if necessary, the Company will issue additional shares), the reset adjustments are also referred to as full reset adjustments.

Because these warrants have full reset adjustments tied to future issuances of equity securities by the Company, they are subject to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification ("Section 815-40-15") (FORMERLY FASB EMERGING ISSUES TASK FORCE ("EITF") ISSUE NO. 07-5: DETERMINING WHETHER AN INSTRUMENT (OR EMBEDDED FEATURE) IS INDEXED TO AN ENTITY'S OWN STOCK ("EITF 07-5"))). Section 815-40-15 became effective on January 1, 2009 and the Warrants issued in the August 6, 2012 Unit Offering have been measured at fair value using a Lattice model at each reporting period with gains and losses from the change in fair value of derivative liabilities recognized on the consolidated statement of income and comprehensive income.

VALUATION OF DERIVATIVE LIABILITY

(A) VALUATION METHODOLOGY

The Company's August 6, 2012 warrants do not trade in an active securities market, as such, the Company developed a Lattice model that values the derivative liability of the warrants based on a probability weighted discounted cash flow model. This model is based on future projections of the various potential outcomes. The features that were analyzed and incorporated into the model included the exercise feature and the full ratchet reset.

Based on these features, there are two primary events that can occur; the Holder exercises the Warrants or the Warrants are held to expiration. The model analyzed the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, exercise price, volatility, etc.). Projections were then made on these underlying factors which led to a set of potential scenarios. As the result of the large Warrant overhang we accounted for the dilution affects, volatility and market cap to adjust the projections.

Probabilities were assigned to each of these scenarios based on management projections. This led to a cash flow projection and a probability associated with that cash flow. A discounted weighted average cash flow over the various scenarios was completed to determine the value of the derivative warrant liability.

(B) VALUATION ASSUMPTIONS

The Company's 2012 derivative warrants were valued at each period ending date with the following assumptions:

* The stock price would fluctuate with the Company projected volatility.

* The stock price would fluctuate with an annual volatility. The projected volatility curve was based on historical volatilities of the Company for the valuation periods.

* The Holder would exercise the warrant as they become exercisable (effective registration is projected 4 months from issuance and the earliest exercise is projected 180 days from issuance) at target prices of 2 times the higher of the projected reset price or stock price.

* The Holder would exercise the warrant at maturity if the stock price was above the project reset prices.

* A 100% probability of a reset event and a projected financing each quarter for 3 years at prices approximating 93% of market

* The 1,066,667 Investor Warrants $0.6405 exercise price is projected to reset from $0.87 to $0.192 at maturity; and the 85,333 Placement Agent Warrants $0.6405 exercise price is projected to reset from $0.87 to $0.192 at maturity;

* No warrants have been exercised or expired.

* The projected volatility curve for the valuation dates was:

	1 Year	2 Year	3 Year	4 Year	5 Year
August 6, 2012	129%	178%	218%	252%	281%

September 30, 2012	127%	173%	211%	244%	272%

December 31, 2012	126%	167%	204%	235%	263%

(C) FAIR VALUE OF DERIVATIVE WARRANTS

The table below provides a summary of the fair value of the derivative warrant liability and the changes in the fair value of the derivative warrants to purchase 1,152,000 shares of the Company's common stock, including net transfers in and/or out, of derivative warrants measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Fair Value Measurement
	Using Level 3 Inputs
	Derivative
	warrants Assets
	(Liability)	Total
Balance, August 6, 2012	$(411,805)	$(411,805)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	231,521	231,521
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, August 6, 2012	(180,284)	(180,284)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	73,723	73,723
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, December 31, 2012	$(106,561)	$(106,561)

(D) WARRANTS OUTSTANDING

As of December 31, 2012 no warrants have been exercised and warrants to purchase 1,152,000 shares of Company common stock remain outstanding.

The table below summarizes the Company's derivative warrant activity

	2012 Warrant Activities				Apic	(Gain) Loss
					Reclassification
			Total	Fair Value of	Change in of	Fair Value of
	Derivative	Non-derivative	Warrant	Derivative	Derivative	Derivative
	Shares	Shares	Shares	Warrants	Liability	Liability
Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-
Mark to market				231,521		(231,521)
Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)		(231,521)
Mark to market				73,723		(73,723)
Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)		(305,244)

(II) WARRANT ACTIVITIES

The table below summarizes the Company's warrant activities through December 31, 2012:

SUMMARY OF THE COMPANY'S WARRANT ACTIVITIES

The table below summarizes the Company's warrant activities:

	Number of	Exercise	Weighted Average	Fair Value at	Aggregate
	Warrant	Price Range	Exercise	Rate of	Intrinsic
	Shares	Per Share	Price	Issuance	Value
Balance, March 31, 2012	-	$-	$-	$-	$-
Granted	1,152,000	0.6405	0.6405	411,805	-
Canceled	-	-	-	-	-
Exercised	-	-	-	-	-
Expired	-	-	-	-	-
Balance, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-

Earned and exercisable, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-
Unvested, December 31, 2012	-	$-	$-	$-	$-

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2012:

	Warrants Outstanding			Warrants Exercisable
		Average			Average
		Remaining	Weighted		Remaining	Weighted
		Contractual	Average		Contractual	Average
Range of	Number	Life	Exercise	Number	Life	Exercise
Exercise Prices	Outstanding	(in years)	Price	Exercisable	(in years)	Price
$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405

$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 11 - EQUITY

SHARES AUTHORIZED

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

COMMON STOCK

REVERSE ACQUISITION TRANSACTION

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares are being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

MAKE GOOD AGREEMENT SHARES

(I) DURATION OF ESCROW AGREEMENT

The Make Good Escrow Agreement shall terminate on the sooner of (i) the distribution of all escrow shares, or (ii) December 31, 2013.

(II) DISBURSEMENT OF MAKE GOOD SHARES

Upon achievement of any Milestone on or before the date associated with such Milestone on Exhibit A, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such achievement (each a "COMPLETION NOTICE"). Upon the passage of any Milestone date set forth on Exhibit A for which the Company has not achieved the associated Milestone, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such failure to achieve the milestone (each a "NON-COMPLETION NOTICE").

(III) EXHIBIT A - SCHEDULE OF MILESTONES

		Completion	Number of
	Milestones	Date	Escrow Shares

I.
(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the Closing Date	3,000,000 shares only if and when ALL four (4) milestones reached(*)
(4)	Take over management of three existing nurseries

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

* On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

COMMON SHARES SURRENDERED FOR CANCELLATION

On October 4, 2011, a significant stockholder of the Company, Mohanad Shurrab, surrendered another 3,000,000 shares of the Company's common stock to the Company for cancellation. The Company recorded this transaction by debiting common stock at par of $3,000 and crediting additional paid-in capital of the same.

COMMON SHARES ISSUED FOR CASH

On October 4, 2011 the Company sold 400,000 shares of its common stock to one investor at $0.25 per share or $100,000.

COMMON SHARES ISSUED FOR OBTAINING EMPLOYEE AND DIRECTOR SERVICES

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors. These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter. The Company recorded $187,500 in directors' fees for the period from April 11, 2011 (inception) through March 31, 2012. The Company recorded $281,250 in directors' fees for the interim period ended December 31, 2012.

COMMON SHARES ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

EQUITY PURCHASE AGREEMENT AND RELATED REGISTRATION RIGHTS AGREEMENT

(I) EQUITY PURCHASE AGREEMENT

On January 26, 2012, the Company entered into an equity purchase agreement ("Equity Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership (The "Investor"). Upon the terms and subject to the conditions contained in the agreement, the Company shall issue and sell to the Investor, and the Investor shall purchase, up to Twenty Million Dollars ($20,000,000) of its common stock, par value $0.001 per share.

At any time and from time to time during the Commitment Period, the period commencing on the effective date, and ending on the earlier of (i) the date on which investor shall have purchased put shares pursuant to this agreement for an aggregate purchase price of the maximum commitment amount, or (ii) the date occurring thirty six (36) months from the date of commencement of the commitment period. the Company may exercise a put by the delivery of a put notice, the number of put shares that investor shall purchase pursuant to such put shall be determined by dividing the investment amount specified in the put notice by the purchase price with respect to such put notice. However, that the investment amount identified in the applicable put notice shall not be greater than the maximum put amount and, when taken together with any prior put notices, shall not exceed the maximum commitment The purchase price shall mean 93% of the market price on such date on which the purchase price is calculated in accordance with the terms and conditions of this Agreement.

(II) REGISTRATION RIGHTS AGREEMENT

In connection with the Equity Purchase Agreement, on January 26, 2012, the Company entered into a registration rights agreement ("Registration Rights Agreement") with Southridge Partners II, LP, a Delaware limited partnership (the "Investor"). To induce the investor to execute and deliver the equity purchase agreement which the Company has agreed to issue and sell to the investor shares (the "put shares") of its common stock, par value $0.001 per share (the "common stock") from time to time for an aggregate investment price of up to twenty million dollars ($20,000,000) (the "registrable securities"), the Company has agreed to provide certain registration rights under the securities act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute (collectively, "securities act"), and applicable state securities laws with respect to the registrable securities.

(III) COMMON SHARES ISSUED UPON SIGNING

As a condition for the execution of this agreement by the investor, the company issued to the investor 35,000 shares of restricted common stock (the "restricted shares") upon the signing of this agreement. The restricted shares shall have no registration rights. These shares were valued at $1.50 per share or $52,500 on the date of issuance and recorded as financing cost.

MARKETING SERVICE AGREEMENT - EMPIRE RELATIONS GROUP, INC.

On March 14, 2012 the Company entered into a consulting agreement (the "Consulting Agreement") with Empire Relations Group, Inc. ("Empire").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Empire to introduce interested investors to the Company, advise the Company on available financing options, provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this agreement were consummated from the date hereof, and automatically terminated on May 30, 20 12.

(III) COMPENSATION

For the term of this agreement, the consultant shall be paid an upfront, non-refundable, non-cancellable retainer fee of 27,500 restricted shares. For the purposes of this agreement, these shares shall be considered to be fully earned by March 31, 2012. These shares were valued at $1.39 per share or $38,225 on March 31, 2012, the date when they were earned.

COMMON SHARES ISSUED IN CONNECTION WITH ENTRY INTO TECHNOLOGY ACQUISITION AGREEMENT

On July 5, 2012, the Company entered into a Technology Acquisition Agreement (the "Technology Acquisition Agreement") with Technew Technology Limited ("Technew"), pursuant to which the Company acquired the rights to certain technology from Technew in exchange for 3,000,000 restricted shares of the Company's common stock. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration of its restricted nature and lack of liquidity and consistent trading in the market or $1,635,300, which was recorded as acquired technology and amortized on a straight-line basis over the acquired technology's estimated useful life of fifteen (15) years.

COMMON SHARES ISSUED TO A RELATED PARTY

On July 5, 2012, the Company issued 500,000 restricted shares of its common shares to Growers Synergy Pte Ltd., a corporation organized under the laws of the Republic of Singapore ("Singapore"), owned and controlled by George Blankenbaker, the president, director and a significant stockholder of the Company ("Growers Synergy"), as consideration for services rendered by Growers Synergy to the Company. These restricted shares were valued at $0.79 per share discounted at 69% taking into consideration of its restricted nature and lack of liquidity and consistent trading in the market or $272,550 and included in the farm management services - related party in the consolidated statements of operations.

SALE OF EQUITY UNIT INCLUSIVE OF COMMON STOCK AND WARRANTS

ENTRY INTO SECURITIES PURCHASE AGREEMENT

On August 1, 2012, the Company entered into a Securities Purchase Agreement (the "SPA") with two (2) accredited institutional investors (the "Purchasers") to raise $500,000 in a private placement financing. On August 6, 2012, after the satisfaction of certain closing conditions, the Offering closed and the Company issued to the Purchasers: (i) an aggregate of 1,066,667 shares of the Company's common stock at $0.46875 per share and (ii) warrants to purchase 1,066,667 shares of the Company's common stock at an exercise price of $0.6405 expiring five (5) years from the date of issuance for a gross proceeds of $500,000.

At closing, the Company reimbursed the investor for legal fees of $12,500 and paid Garden State Securities, Inc,("GSS") that served as placement agent for the Company in the offering (i) cash commissions equal to 8.0% of the gross proceeds received in the equity financing or $40,000, and (ii) a warrant to purchase 85,333 shares of the Company's common stock representing 8% of the Shares sold in the Offering with an exercise price of $0.6405 per share expiring five (5) years from the date of issuance (the "agent warrants") to GSS or its designee.

The units were sold at $0.46875 per unit consisting one common share and the warrant to purchase one (1) common share for a gross proceeds of $500,000. In connection with the August 6, 2012 equity unit offering the Company paid (i) GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000 and (ii) $12,500 in legal fees and resulted in a net proceeds of $447,500.

The Company intended to use the net proceeds from the Offering to advance the Company's ability to execute its growth strategy and to aid in the commercial development of the recently announced launch of the Company's majority-owned subsidiary, Stevia Technew Limited.

ENTRY INTO REGISTRATION RIGHTS AGREEMENT

In connection with the equity financing on August 1, 2012, the Company also entered into a registration rights agreement with the Purchasers (the "rights agreement"). The Rights Agreement requires the Company to file a registration statement (the "Registration Statement") with the Securities and Exchange Commission (the "SEC") within thirty (30) days of the Company's entrance into the rights agreement (the "filing date") for the resale by the Purchasers of all of the Shares and all of the shares of common stock issuable upon exercise of the Warrants (the "registrable securities").

The registration statement must be declared effective by the SEC within one hundred and twenty (120) days of the closing date of the Offering subject to certain adjustments. If the registration statement is not filed prior to the filing date, the Company will be required to pay certain liquidated damages, not to exceed in the aggregate 6% of the purchase price paid by the Purchasers pursuant to the SPA.

WARRANTS

ISSUANCES OF WARRANTS IN CONNECTION WITH ENTRY INTO SECURITIES PURCHASE AGREEMENT

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors with an exercise price of $0.6405 per share subject to certain adjustments per Section
3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance in connection with the sale of common shares.

ISSUANCE OF WARRANTS TO THE PLACEMENT AGENT AS COMPENSATION

Garden State Securities, Inc. (the "GSS") served as the placement agent of the Company for the equity financing on August 1, 2012. Per the engagement agreement signed between GSS and the Company, in consideration for services rendered as the placement agent, the Company agreed to: (i) pay GSS cash commissions equal to 8.0% of the gross proceeds received in the equity financing, or $40,000, and (ii) issue to GSS or its designee, a warrant to purchase 85,333 shares of the Company's common stock representing 8% of the warrants sold in the Offering) with an exercise price of $0.6405 per share subject to certain adjustments per Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance (the "agent warrants"). The agent warrants also provide for the same registration rights and obligations as set forth in the Rights Agreement with respect to the Warrants and Warrant Shares.

NOTE 9 - STOCKHOLDERS' DEFICIT

SHARES AUTHORIZED

Upon formation the total number of shares of common stock which the Company is authorized to issue is One Hundred Million (100,000,000) shares, par value $0.001 per share.

COMMON STOCK

REVERSE ACQUISITION TRANSACTION

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Stevia Ventures International Ltd. Of the 12,000,000 common shares issued in connection with the Share Exchange Agreement, 6,000,000 of such shares are being held in escrow ("Escrow Shares") pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement").

MAKE GOOD AGREEMENT SHARES

(I)	DURATION OF ESCROW AGREEMENT

The Make Good Escrow Agreement shall terminate on the sooner of (i) the distribution of all the escrow shares, or (ii) December 31, 2013.

(II)	DISBURSEMENT OF MAKE GOOD SHARES

Upon achievement of any Milestone on or before the date associated with such Milestone on Exhibit A, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such achievement (each a "COMPLETION NOTICE"). Upon the passage of any Milestone date set forth on Exhibit A for which the Company has not achieved the associated Milestone, the Company shall promptly provide written notice to the Escrow Agent and the Selling Shareholder of such failure to achieve the milestone (each a "NONCOMPLETION NOTICE").

(III)	EXHIBIT A - SCHEDULE OF MILESTONES

	Milestones	Completion Date	Number of Escrow Shares

I.

(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam		3,000,000 shares only if and when
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the	ALL four (4) milestones
(4)	Take over management of three existing nurseries	Closing Date	reached

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. Those shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

COMMON SHARES SURRENDERED FOR CANCELLATION

On October 4, 2011, a significant stockholder of the Company, Mohanad Shurrab, surrendered another 3,000,000 shares of the Company's common stock to the Company for cancellation. The Company recorded this transaction by debiting common stock at par of $3,000 and crediting additional paid-in capital of the same.

COMMON SHARES ISSUED FOR CASH

On October 4, 2011 the Company sold 400,000 shares of its common stock to one investor at $0.25 per share or $100,000.

COMMON SHARES ISSUED FOR OBTAINING EMPLOYEE AND DIRECTOR SERVICES

On October 14, 2011 the Company issued 1,500,000 shares each to two (2) newly appointed members of the board of directors or 3,000,000 shares of its common stock in aggregate as compensation for future services. These shares shall vest with respect to 750,000 shares of restricted stock on each of the first two anniversaries of the date of grant, subject to the director's continuous service to the Company as directors. These shares were valued at $0.25 per share or $750,000 on the date of grant and are being amortized over the vesting period of two (2) years or $93,750 per quarter. The Company recorded $187,500 in directors' fees for the period from April 11, 2011 (inception) through March 31, 2012.

COMMON SHARES ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

EQUITY PURCHASE AGREEMENT AND RELATED REGISTRATION RIGHTS AGREEMENT

(I) EQUITY PURCHASE AGREEMENT

On January 26, 2012, the Company entered into an equity purchase agreement ("Equity Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership (The "Investor"). Upon the terms and subject to the conditions contained in the agreement, the Company shall issue and sell to the Investor, and the Investor shall purchase, up to Twenty Million Dollars ($20,000,000) of its common stock, par value $0.001 per share.

At any time and from time to time during the Commitment Period, the period commencing on the effective date, and ending on the earlier of (i) the date on which investor shall have purchased put shares pursuant to this agreement for an aggregate purchase price of the maximum commitment amount, or (ii) the date occurring thirty six (36) months from the date of commencement of the commitment period. the Company may exercise a put by the delivery of a put notice, the number of put shares that investor shall purchase pursuant to such put shall be determined by dividing the investment amount specified in the put notice by the purchase price with respect to such put notice. However, that the investment amount identified in the applicable put notice shall not be greater than the maximum put amount and, when taken together with any prior put notices, shall not exceed the maximum commitment The purchase price shall mean 93% of the market price on such date on which the purchase price is calculated in accordance with the terms and conditions of this Agreement.

(II) REGISTRATION RIGHTS AGREEMENT

In connection with the Equity Purchase Agreement, on January 26, 2012, the Company entered into a registration rights agreement ("Registration Rights Agreement") with Southridge Partners II, LP, a Delaware limited partnership (the "Investor"). To induce the investor to execute and deliver the equity purchase agreement which the Company has agreed to issue and sell to the investor shares (the "put shares") of its common stock, par value $0.001 per share (the "common stock") from time to time for an aggregate investment price of up to twenty million dollars ($20,000,000) (the "registrable securities"), the company has agreed to provide certain registration rights under the securities act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute (collectively, "securities act"), and applicable state securities laws with respect to the registrable securities.

(III) COMMON SHARES ISSUED UPON SIGNING

As a condition for the execution of this agreement by the investor, the company issued to the investor 35,000 shares of restricted common stock (the "restricted shares") upon the signing of this agreement. The restricted shares shall have no registration rights. These shares were valued at $1.50 per share or $52,500 on the date of issuance and recorded as financing cost.

MARKETING SERVICE AGREEMENT - EMPIRE RELATIONS GROUP INC.

On March 14, 2012 the Company entered into a consulting agreement (the "Consulting Agreement") with Empire Relations Group, Inc. ("Empire").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Empire to introduce interested investors to the Company, advise the Company on available financing options, provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this agreement shall be consummated from the date hereof, and shall automatically terminate unless otherwise agreed upon in writing by both parties on May 30, 20 12.

(III) COMPENSATION

For the term of this agreement, the consultant shall be paid an upfront, non-refundable, non-cancellable retainer fee of 27,500 restricted shares. For the purposes of this agreement, these shares shall be considered to be fully earned by March 31, 2012. These shares were valued at $1.39 per share or $38,225 on March 31, 2012, the date when they were earned.

NON-CONTROLLING INTEREST	9 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTEREST [Abstract]
NON-CONTROLLING INTEREST

NOTE 12 - NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	Contributed and
	additional		Other	Total
	paid-in	Earnings and	Comprehensive	non-controlling
	capital	losses	Income	interest
Balance at March 31, 2012	$-	$-	$-	$-
Current period earnings and losses	-	(97,338)	-	(97,338)

Balance at December 31, 2012	$-	$(97,338)	$-	$(97,338)

RESEARCH AND DEVELOPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
RESEARCH AND DEVELOPMENT [Abstract]
RESEARCH AND DEVELOPMENT

NOTE 13 - RESEARCH AND DEVELOPMENT

AGRIBUSINESS DEVELOPMENT AGREEMENT - AGRO GENESIS PTE LTD.

ENTRY INTO AGRIBUSINESS DEVELOPMENT AGREEMENT

On July 16, 2011, the Company entered into an Agribusiness Development Agreement (the "Agribusiness Development Agreement") with Agro Genesis Pte Ltd. ("AGPL"), a corporation organized under the laws of the Republic of Singapore expiring two (2) years from the date of signing.

Under the terms of the Agreement, the Company engaged AGPL to be the Company's technology provider consultant for stevia propagation and cultivation in Vietnam, and potentially other countries for a period of two (2) years. AGPL will be tasked with developing stevia propagation and cultivation technology in Vietnam, recommend quality agronomic programs for stevia cultivation, harvest and post harvest, alert findings on stevia propagation and cultivation that may impact profitability and develop a successful model in Vietnam that can be replicated elsewhere (the "Project"). The Project will be on-site at stevia fields in Vietnam and will have a term of at least two (2) years. For its services, AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated at $274,000 as specified in Appendix A to the Agribusiness Development Agreement. Additionally, the Company will be AGPL's exclusive distributor for AGPL's g'farm system (a novel crop production system) for stevia growing resulting from the Project. AGPL will receive a commission of no less than 2% of the price paid for crops other than stevia, from cropping systems that utilize the g'farm system resulting from the Project. All technology-related patents resulting from the Project will be jointly owned by AGPL and the Company, with the Company holding a right of first offer for the use and distribution rights to registered patents resulting from the Project.

ADDENDUM TO AGRIBUSINESS DEVELOPMENT AGREEMENT

On August 26, 2011, in accordance with Appendix A , 3(a), the Company and AGPL have mutually agreed to add to the current Project budget $100,000 per annum for one, on-site resident AGPL expert for 2 (two) years effective September 1, 2011, or $200,000 in aggregate for the term of the contract as specified in Appendix C. In-country accommodation for the resident expert will be born separately by the Company and is excluded from the above amount. The expert, Dr. Cho, Young-Cheol, Director, Life Sciences has been appointed and commenced on September 1, 2011.

TERMINATION OF AGRIBUSINESS DEVELOPMENT AGREEMENT

On March 31, 2012, the Company and AGPL mutually agreed to terminate the Agribusiness Development Agreement, effective immediately.

LEASE OF AGRICULTURAL LAND

On December 14, 2011, the Company and Stevia Ventures Corporation ("Stevia Ventures") entered into a Land Lease Agreement with Vinh Phuc Province People's Committee Tam Dao Agriculture & Industry Co., Ltd. pursuant to which Stevia Ventures has leased l0 hectares of land (the "Leased Property") for a term expiring five (5) years from the date of signing.

The Company has begun development of a research facility on the Leased Property and has prepaid (i) the first year lease payment of $30,000 and (ii) the six month lease payment of $15,000 as security deposit, or $45,000 in aggregate upon signing of the agreement.

Future minimum payments required under this agreement at December 31, 2012 were as follows:

FISCAL YEAR ENDING MARCH 31:

2013 (remainder of the fiscal year)	$15,000
2014	30,000
2015	30,000
2016	30,000

$105,000

SUPPLY AND COOPERATIVE AGREEMENT - GUANGZHOU HEALTH TECHNOLOGY DEVELOPMENT COMPANY LIMITED

ENTRY INTO SUPPLY AGREEMENT

On February 21, 2012, the Company entered into a Supply Agreement (the "Supply Agreement") with Guangzhou Health China Technology Development Company Limited, a foreign-invested limited liability company incorporated in the People's Republic of China (the "Guangzhou Health").

Under the terms of the Supply Agreement, the Company will sell dry stevia plant materials, including stems and leaves ("Product") exclusively to Guangzhou Health. For the first two years of the agreement, Guangzhou Health will purchase all Product produced by the Company. Starting with the third year of the agreement, the Company and Guangzhou Health will review and agree on the quantity of Product to be supplied in the forthcoming year, and Guangzhou Health will be obliged to purchase up to 130 percent of that amount. The specifications and price of Product will also be revised annually according to the mutual agreement of the parties. The term of the Supply Agreement is five years with an option to renew for an additional four years.

ENTRY INTO COOPERATIVE AGREEMENT

On February 21, 2012, the Company also entered into Cooperative Agreement (the "Cooperative Agreement") with Guangzhou Health Technology Development Company Limited.

Under the terms of the Cooperative Agreement, the parties agree to explore potential technology partnerships with the intent of formalizing a joint venture to pursue the most promising technologies and businesses. The parties also agree to conduct trials to test the efficacy of certain technologies as applied specifically to the Company's business model as well as the marketability of harvests produced utilizing such technologies. Guangzhou Health will share all available information of its business structure and technologies with the Company, subject to the confidentiality provisions of the Cooperative Agreement. Guangzhou Health will also permit the Company to enter its premises and grow-out sites for purposes of inspection and will, as reasonably requested by the Company, supply without cost, random samples of products and harvests for testing.

NOTE 10 - RESEARCH AND DEVELOPMENT

AGRIBUSINESS DEVELOPMENT AGREEMENT - AGRO GENESIS PTE LTD.

ENTRY INTO AGRIBUSINESS DEVELOPMENT AGREEMENT

On July 16, 2011, the Company entered into an Agribusiness Development Agreement (the "Agribusiness Development Agreement") with Agro Genesis Pte Ltd. ("AGPL"), a corporation organized under the laws of the Republic of Singapore expiring two (2) years from the date of signing.

Under the terms of the Agreement, the Company engaged AGPL to be the Company's technology provider consultant for stevia propagation and cultivation in Vietnam, and potentially other countries for a period of two (2) years. AGPL will be tasked with developing stevia propagation and cultivation technology in Vietnam, recommend quality agronomic programs for stevia cultivation, harvest and post harvest, alert findings on stevia propagation and cultivation that may impact profitability and develop a successful model in Vietnam that can be replicated elsewhere (the "Project"). The Project will be on-site at stevia fields in Vietnam and will have a term of at least two (2) years. For its services, AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated at $274,000 as specified in Appendix A to the Agribusiness Development Agreement. Additionally, the Company will be AGPL's exclusive distributor for AGPL's g'farm system (a novel crop production system) for stevia growing resulting from the Project. AGPL will receive a commission of no less than 2% of the price paid for crops other than stevia, from cropping systems that utilize the g'farm system resulting from the Project. All technology-related patents resulting from the Project will be jointly owned by AGPL and the Company, with the Company holding a right of first offer for the use and distribution rights to registered patents resulting from the Project.

ADDENDUM TO AGRIBUSINESS DEVELOPMENT AGREEMENT

On August 26, 2011, in accordance with Appendix A , 3(a), the Company and AGPL have mutually agreed to add to the current Project budget $100,000 per annum for one, on-site resident AGPL expert for 2 (two) years effective September 1, 2011, or $200,000 in aggregate for the term of the contract as specified in Appendix C. In-country accommodation for the resident expert will be born separately by the Company and is excluded from the above amount. The expert, Dr. Cho, Young-Cheol, Director, Life Sciences has been appointed and commenced on September 1, 2011.

TERMINATION OF AGRIBUSINESS DEVELOPMENT AGREEMENT

On March 31, 2012, the Company and AGPL mutually agreed to terminate the Agribusiness Development Agreement, effective immediately.

LEASE OF AGRICULTURAL LAND

On December 14, 2011, the Company and Stevia Ventures Corporation ("Stevia Ventures") entered into a Land Lease Agreement with Vinh Phuc Province People's Committee Tam Dao Agriculture & Industry Co., Ltd. pursuant to which Stevia Ventures has leased l0 hectares of land (the "Leased Property") for a term expiring five (5) years from the date of signing.

The Company has begun development of a research facility on the Leased Property and has prepaid (i) the first year lease payment of $30,000 and (ii) the six month lease payment of $15,000 as security deposit, or $45,000 in aggregate upon signing of the agreement.

Future minimum payments required under this agreement at March 31, 2012 were as follows:

Fiscal Year Ending March 31:
2013	$30,000
2014	30,000
2015	30,000
2016	30,000
$120,000

SUPPLY AND COOPERATIVE AGREEMENT - GUANGZHOU HEALTH TECHNOLOGY DEVELOPMENT COMPANY LIMITED

ENTRY INTO SUPPLY AGREEMENT

On February 21, 2012, the Company entered into a Supply Agreement (the "Supply Agreement") with Guangzhou Health China Technology Development Company Limited, a foreign-invested limited liability company incorporated in the People's Republic of China (the "Guangzhou Health").

Under the terms of the Supply Agreement, the Company will sell dry stevia plant materials, including stems and leaves ("Product") exclusively to Guangzhou Health. For the first two years of the agreement, Guangzhou Health will purchase all Product produced by the Company. Starting with the third year of the agreement, the Company and Guangzhou Health will review and agree on the quantity of Product to be supplied in the forthcoming year, and Guangzhou Health will be obliged to purchase up to 130 percent of that amount. The specifications and price of Product will also be revised annually according to the mutual agreement of the parties. The term of the Supply Agreement is five years with an option to renew for an additional four years.

ENTRY INTO COOPERATIVE AGREEMENT

On February 21, 2012, the Company also entered into Cooperative Agreement (the "Cooperative Agreement") with Guangzhou Health Technology Development Company Limited.

Under the terms of the Cooperative Agreement, the parties agree to explore potential technology partnerships with the intent of formalizing a joint venture to pursue the most promising technologies and businesses. The parties also agree to conduct trials to test the efficacy of certain technologies as applied specifically to the Company's business model as well as the marketability of harvests produced utilizing such technologies. Guangzhou Health will share all available information of its business structure and technologies with the Company, subject to the confidentiality provisions of the Cooperative Agreement. Guangzhou Health will also permit the Company to enter its premises and grow-out sites for purposes of inspection and will, as reasonably requested by the Company, supply without cost, random samples of products and harvests for testing.

INCOME TAX PROVISION	12 Months Ended
Mar. 31, 2012
INCOME TAX PROVISION [Abstract]
INCOME TAX PROVISION

NOTE 11 - INCOME TAX PROVISION

DEFERRED TAX ASSETS

At March 31, 2012, the Company has available for federal income tax purposes net operating loss ("NOL") carry-forwards of $2,323,551 that may be used to offset future taxable income through the fiscal year ending March 31, 2032. No tax benefit has been reported with respect to these net operating loss carry-forwards in the accompanying financial statements since the Company believes that the realization of its net deferred tax asset of approximately $790,007 was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are fully offset by the full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability. The valuation allowance increased approximately $790,007 for the period from April 11, 2011 (inception) through March 31, 2012.

Components of deferred tax assets as of March 31, 2012 are as follows:

March 31, 2012
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$790,007
Less valuation allowance	(790,007)
Deferred tax assets, net of valuation allowance	$-

LIMITATION ON UTILIZATION OF NOLS DUE TO CHANGE IN CONTROL

The Company had ownership changes as defined by the Internal Revenue Code Section 382 ("Section 382"), which may subject the NOL's to annual limitations which could reduce or defer the NOL. Section 382 imposes limitations on a corporation's ability to utilize NOLs if it experiences an "ownership change." In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. In the event of an ownership change, utilization of the NOLs would be subject to an annual limitation under Section 382 determined by multiplying the value of its stock at the time of the ownership change by the applicable long-term tax-exempt rate. Any unused annual limitation may be carried over to later years. The imposition of this limitation on its ability to use the NOLs to offset future taxable income could cause the Company to pay U.S. federal income taxes earlier than if such limitation were not in effect and could cause such NOLs to expire unused, reducing or eliminating the benefit of such NOLs.

INCOME TAX PROVISION IN THE CONSOLIDATED STATEMENT OF OPERATIONS

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

For the
Period from
April 11, 2011
(inception)
through
March 31, 2012

Federal statutory income tax rate	34.0%
Change in valuation allowance on net operating loss carry-forwards	(34.0)
Effective income tax rate	0.0%

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 - COMMITMENTS AND CONTINGENCIES

SUPPLY AGREEMENT - BETWEEN STEVIA VENTURES INTERNATIONAL LTD. AND ASIA STEVIA INVESTMENT DEVELOPMENT COMPANY LTD.

On April 12, 2011, Stevia Ventures International Ltd, the subsidiary of the Company entered into a Supply Agreement (the "Supply Agreement") with Asia Stevia Investment Development Company Ltd ("ASID"), a foreign-invested limited liability company incorporated in Vietnam.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged ASID to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from ASID.

(II) TERM

This Agreement shall come into force on the Effective Date and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one
(1) year ("Extended Term").

(III) PURCHASE PRICE

ASID and the Company shall review and agree on or before September 30th of each Year on the quantity of the Products to be supplied by the Supplier to the Company in the forthcoming year and ASID shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

SUPPLY AGREEMENT - BETWEEN STEVIA VENTURES INTERNATIONAL LTD. AND STEVIA VENTURES CORPORATION

On April 12, 2011, Stevia Ventures International Ltd, the subsidiary of the Company also entered into a Supply Agreement (the "Supply Agreement") with Stevia Ventures Corporation ("SVC"), a foreign-invested limited liability company incorporated in Vietnam.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged SVC to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from SVC.

(II) TERM

This Agreement shall come into force on the Effective Date and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one (1) year ("Extended Term").

(III) PURCHASE PRICE

SVC and the Company shall review and agree on or before September 30th of each Year on the quantity of the Products to be supplied by the Supplier to the Company in the forthcoming year and SVC shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

CONSULTING AGREEMENT - DORIAN BANKS

ENTRY INTO CONSULTING AGREEMENT

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with Dorian Banks ("Banks").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged the Consultant to provide advice in general business development, strategy, assistance with new business and land acquisition, introductions, and assistance with Public Relations ("PR") and Investor Relations ("IR").

(II) TERM

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continue until December 31, 2011. This Agreement may be terminated by either the Company or the Consultant at any time prior to the end of the Consulting Period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Consultant for all Service performed by Consultant through the date of termination.

(III) COMPENSATION

The Company shall pay the Consultant a fee of $3,000 per month.

EXTENSION OF THE CONSULTING AGREEMENT

On December 30, 2011, the Consulting Agreement was extended with the same terms and conditions to December 31, 2012.

SUMMARY OF THE CONSULTING FEES

For the interim period ended December 31, 2012 and for the period from April 11, 2011 (inception) through December 31, 2011, the Company recorded $27,000 and $18,000 in consulting fees under the Consulting Agreement, respectively.

FINANCING CONSULTING AGREEMENT - DAVID CLIFTON

ENTRY INTO FINANCIAL CONSULTING AGREEMENT

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with David Clifton ( "Clifton").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Clifton to introduce interested investors to the Company, advise the Company on available financing options and provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continuing until December 31, 2011. This Agreement may be terminated by either the Company or Clifton at any time prior to the end of the consulting period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Clifton for all service performed by him through the date of termination.

On December 31, 2011, the financial consulting agreement expired.

(III) COMPENSATION

The Company shall pay Clifton a fee of $3,000 per month.

SUMMARY OF THE CONSULTING FEES

The financial consulting agreement expired on December 31, 2011. For the period from April 11, 2011 (inception) through December 31, 2011, the Company recorded $18,000 in financing cost under this Financing Consulting Agreement.

ENTRY INTO ENGAGEMENT AGREEMENT - GARDEN STATE SECURITIES INC.

On June 18, 2012, the Company entered into an engagement agreement (the "Agreement") with Garden State Securities Inc. ("GSS") with respect to the engagement of GSS to act as a selling/placement agent for the Company.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged GSS to review the business and operations of the Company and its historical and projected financial condition, advise the Company of "best efforts" Private Placement offering of debt or equity securities to fulfill the Company's business plan, and contacts for the Company possible financing sources.

(II) TERM

GSS shall act as the Company's exclusive placement agent for the period of the later of; (i) 60 days from the execution of the term sheet; or (ii) the final termination date of the securities financing (the "Exclusive Period"). GSS shall act as the Company's non-exclusive placement agent after the Exclusive Period until terminated.

(III) COMPENSATION

The Company agrees to pay to GSS at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible into the Company's common stock (the "Securities Financing") during the Exclusive Period; (i) a cash transaction fee in the amount of 8% of the amount received by the Company under the Securities Financing; and (ii) warrants (the "Warrants") with "piggy back" registration rights, equal to 8% of the stock issued in the Securities Financing at an exercise price equal to the investor's warrant exercise price of the Securities Financing or the price of the Securities Financing if no warrants are issued to investors. The Company will also pay, at closing, the expense of GSS's legal counsel pursuant to the Securities Financing and/or Shelf equal to $25,000 for Securities Financing and/or Shelf resulting in equal to or greater than $500,000 of gross proceeds to the Company, and $18,000 for a Securities Financing and/or Shelf resulting in less than $500,000 of gross proceeds to the Company. In addition, the Company shall cause, at its cost and expense, the "Blue sky filing" and Form D in due and proper form and substance and in a timely manner.

NOTE 12 - COMMITMENTS AND CONTINGENCIES

SUPPLY AGREEMENT - BETWEEN STEVIA VENTURES INTERNATIONAL LTD. AND ASIA STEVIA INVESTMENT DEVELOPMENT COMPANY LTD.

On April 12, 2011, Stevia Ventures International Ltd, the subsidiary of the Company entered into a Supply Agreement (the "Supply Agreement") with Asia Stevia Investment Development Company Ltd ("ASID"), a foreign-invested limited liability company incorporated in Vietnam.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged ASID to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from ASID.

(II) TERM

This Agreement shall come into force on the Effective Date and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one (1) year ("Extended Term").

(III) PURCHASE PRICE

ASID and the Company shall review and agree on or before 30th September of each Year on the quantity of the Products to be supplied by the Supplier to the Company in the forthcoming year and ASID shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

SUPPLY AGREEMENT - BETWEEN STEVIA VENTURES INTERNATIONAL LTD. AND STEVIA VENTURES CORPORATION

On April 12, 2011, Stevia Ventures International Ltd, the subsidiary of the Company also entered into a Supply Agreement (the "Supply Agreement") with Stevia Ventures Corporation ("SVC"), a foreign-invested limited liability company incorporated in Vietnam.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged SVC to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from SVC.

(II) TERM

This Agreement shall come into force on the Effective Date and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one (1) year ("Extended Term").

(III) PURCHASE PRICE

SVC and the Company shall review and agree on or before 30th September of each Year on the quantity of the Products to be supplied by the Supplier to the Company in the forthcoming year and SVC shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

CONSULTING AGREEMENT - DORIAN BANKS

ENTRY INTO CONSULTING AGREEMENT

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with Dorian Banks ("Banks").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged the Consultant to provide advice in general business development, strategy, assistance with new business and land acquisition, introductions, and assistance with Public Relations ("PR") and Investor Relations ("IR").

(II) TERM

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continue until December 31, 2011. This Agreement may be terminated by either the Company or the Consultant at any time prior to the end of the Consulting Period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Consultant for all Service performed by Consultant through the date of termination.

(III) COMPENSATION

The Company shall pay the Consultant a fee of $3,000.00 per month.

EXTENSION OF THE CONSULTING AGREEMENT

On December 30, 2011, the Consulting Agreement was extended with the same terms and conditions to December 31, 2012.

SUMMARY OF THE CONSULTING FEES

For the period from April 11, 2011 (inception) through March 31, 2012, The Company recorded $27,000 in consulting fees under the Consulting Agreement.

FINANCING CONSULTING AGREEMENT - DAVID CLIFTON

ENTRY INTO FINANCIAL CONSULTING AGREEMENT

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with David Clifton ( "Clifton").

(I) SCOPE OF SERVICES

Under the terms of the Consulting Agreement, the Company engaged Clifton to introduce interested investors to the Company, advise the Company on available financing options and provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(II) TERM

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continuing until December 31, 2011. This Agreement may be terminated by either the Company or Clifton at any time prior to the end of the consulting period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Clifton for all service performed by him through the date of termination.

(III) COMPENSATION

The Company shall pay Clifton a fee of $3,000.00 per month.

SUMMARY OF THE CONSULTING FEES

For the period from April 11, 2011 (inception) through March 31, 2012, The Company recorded $18,000 in financing cost under this Financing Consulting Agreement.

CONCENTRATIONS AND CREDIT RISK	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
CONCENTRATIONS AND CREDIT RISK [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 15 - CONCENTRATIONS AND CREDIT RISK

CREDIT RISK

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of December 31, 2012, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC"). However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

CUSTOMERS AND CREDIT CONCENTRATIONS

One (1) customer accounted for all of the sales for the interim period ended December 31, 2012 and accounts receivable balances at December 31, 2012. A reduction in sales from or loss of such customer would have a material adverse effect on the Company's results of operations and financial condition.

VENDORS AND ACCOUNTS PAYABLE CONCENTRATIONS

Vendor purchase concentrations and accounts payable concentration are as follows:

	Accounts Payable at		Net Purchases
				For the
				Period from
			For the	April 11, 2011
			Interim Period	(inception)
			Ended	through
	December 31,	March 31,	December 31,	December 31,
	2012	2012	2012	2011
Growers Synergy Pte. Ltd. - related party	42.5%	16.4%	49.8%	-%
tevia Ventures Corporation	3.7%	54.1%	10.3%	-%
	46.2%	70.5%	60.1%	-%

NOTE 12 - CONCENTRATIONS AND CREDIT RISK

VENDORS AND ACCOUNTS PAYABLE CONCENTRATIONS

Vendor purchase concentrations for the period ended March 31, 2012 and accounts payable concentration at March 31, 2012 are as follows:

	Net Purchases
	for the
	Period from
	April 11, 2011
	(inception)	Accounts
	through	Payable at
	March 31, 2012	March 31, 2012

Asia Stevia Investment Development Limited	38.0%	-%
Growers Synergy Pte. Ltd. - related party	13.5%	16.4%
Stevia Ventures Corporation	14.4%	54.1%
	65.9%	70.5%

CREDIT RISK

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of March 31, 2012, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC"). However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there no reportable subsequent events to be disclosed.

NOTE 14 - SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date when the financial statements were issued to determine if they must be reported. The Management of the Company determined that there were certain reportable subsequent events to be disclosed as follows:

FORMATION OF STEVIA TECHNEW LIMITED

On April 28, 2012, Hero Tact Limited, a wholly-owned subsidiary of Stevia Asia which was incorporated under the laws of Hong Kong, changed its name to Stevia Technew Limited ("Stevia Technew"). Stevia Technew is intended to facilitate a joint venture relationship with the Company's technology partner, Guangzhou Health China Technology Development Company Limited, operating under the trade name Tech-New Bio-Technology ("TechNew") and its affiliates Technew Technology Limited.

ISSUANCE OF CONVERTIBLE NOTE

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance.

ENTRY INTO ENGAGEMENT AGREEMENT - GARDEN STATE SECURITIES INC.

On June 18, 2012, the Company entered into an engagement agreement (the "Agreement") with Garden State Securities Inc ("GSS") respect to the engagement of GSS to act as a selling/placement agent for the Company.

(I) SCOPE OF SERVICES

Under the terms of the Agreement, the Company engaged GSS to review the business and operation of the Company and its historical and projected financial condition, advise Company of "best efforts" Private Placement offering of debt or equity securities to fulfill the Company's business plan, and contact for the Company possible financing sources.

(II) TERM

GSS shall act as the Company's exclusive placement agent the later of; (i) 60 days from the execution of the term sheet; or (ii) the final termination date of the securities financing (the "Exclusive Period"). GSS shall act as the Company's non-exclusive placement agent after the Exclusive Period until terminated.

(III) COMPENSATION

The Company agrees to pay to GSS at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible into the Company's common stock (the "Securities Financing") during the Exclusive Period; (i) a cash transaction fee in the amount of 8% of the amount received by the Company under the Securities Financing; and (ii) warrants (the "Warrants") with "piggy back" registration rights, equal to 8% of the stock issued in the Securities Financing at an exercise price equal to the investor's warrant exercise price of the Securities Financing or the price of the Securities Financing if no warrants are issued to investors. The Company will also pay, at closing, the expense of GSS's legal counsel pursuant to the Securities Financing and/or Shelf equal to $25,000 for Securities Financing and/or Shelf resulting in equal to or greater than $500,000 of gross proceeds to the Company, and $18,000 for a Securities Financing and/or Shelf resulting in less than $500,000 of gross proceeds to the Company. In addition, the Company shall cause, at its cost and expense, the "Blue sky filing" and Form D in due and proper form and substance and in a timely manner.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
BASIS OF PRESENTATION - UNAUDITED INTERIM FINANCIAL INFORMATION

BASIS OF PRESENTATION - UNAUDITED INTERIM FINANCIAL INFORMATION

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission ("SEC") to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Interim results are not necessarily indicative of the results for the full fiscal year. These financial statements should be read in conjunction with the financial statements of the Company for the period from April 11, 2011 (inception) through March 31, 2012 and notes thereto contained in the Company's Annual Report on Form 10-K as filed with the SEC on June 29, 2012.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The Company applies the guidance of Topic 810 "CONSOLIDATION" of the FASB Accounting Standards Codification to determine whether and how to consolidate another entity. Pursuant to ASC Paragraph 810-10-15-10 all majority-owned subsidiaries-all entities in which a parent has a controlling financial interest-shall be consolidated except (1) when control does not rest with the parent, the majority owner; (2) if the parent is a broker-dealer within the scope of Topic 940 and control is likely to be temporary; (3) consolidation by an investment company within the scope of Topic 946 of a non-investment-company investee. Pursuant to ASC Paragraph 810-10-15-8 the usual condition for a controlling financial interest is ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity is a condition pointing toward consolidation. The power to control may also exist with a lesser percentage of ownership, for example, by contract, lease, agreement with other stockholders, or by court decree. The Company consolidates all less-than-majority-owned subsidiaries, in which the parent's power to control exists.

The Company's consolidated subsidiaries and/or entities are as follows:

		Date of incorporation
		or formation
Name of consolidated	State or other jurisdiction of	(date of acquisition,
subsidiary or entity	incorporation or organization	if applicable)	Attributable interest
Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

The consolidated financial statements include all accounts of the Company as of December 31, 2012, for the interim period then ended and for the period from June 23, 2011 (date of acquisition) through December 31, 2011; Stevia Ventures International Ltd. as of December 31, 2012, for the interim period then ended and for the period from April 11, 2011 (inception) through December 31, 2011; Stevia Asia Limited as of December 31, 2012 and for the period from March 19, 2012 (inception) through December 31, 2012; and Stevia Technew Limited as of December 31, 2012 and for the period from April 28, 2012 (inception) through December 31, 2012.

All inter-company balances and transactions have been eliminated.

RECLASSIFICATION

RECLASSIFICATION

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported losses.

USE OF ESTIMATES AND ASSUMPTIONS

USE OF ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company's significant estimates and assumptions include the fair value of financial instruments; the carrying value, recoverability and impairment of long-lived assets, including the values assigned to and the estimated useful lives of website development costs; interest rate; revenue recognized or recognizable; sales returns and allowances; foreign currency exchange rate; income tax rate, income tax provision, deferred tax assets and valuation allowance of deferred tax assets; expected term of share options and similar instruments, expected volatility of the entity's shares and the method used to estimate it, expected annual rate of quarterly dividends, and risk free rate(s); and the assumption that the Company will continue as a going concern. Those significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to those estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly.

Actual results could differ from those estimates.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company follows paragraph 820-10-35-37 of the FASB Accounting Standards Codification ("Paragraph 820-10-35-37") to measure the fair value of its financial instruments and paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value in accounting principles generally accepted in the United States of America (U.S. GAAP), and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. If the inputs used to measure the financial assets and liabilities fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying amounts of the Company's financial assets and liabilities, such as cash, accounts receivable, prepayments and other current assets, accounts payable, accrued expenses, and accrued interest, approximate their fair values because of the short maturity of these instruments.

The Company's convertible notes payable approximates the fair value of such instrument based upon management's best estimate of interest rates that would be available to the Company for similar financial arrangements at December 31, 2012 and March 31, 2012.

The Company's Level 3 financial liabilities consist of the derivative warrant issued in August 2012 for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. The Company valued the automatic conditional conversion, re-pricing/down-round, change of control; default and follow-on offering provisions using a lattice model, with the assistance of a third party valuation specialist, for which management understands the methodologies. These models incorporate transaction details such as Company stock price, contractual terms, maturity, risk free rates, as well as assumptions about future financings, volatility, and holder behavior as of the date of issuance and each balance sheet date.

It is not, however, practical to determine the fair value of advances from president and significant stockholder, if any, due to their related party nature.

FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES MEASURED ON A RECURRING BASIS

LEVEL 3 FINANCIAL LIABILITIES - DERIVATIVE WARRANT LIABILITIES

The Company uses Level 3 of the fair value hierarchy to measure the fair value of the derivative liabilities and revalues its derivative warrant liability at every reporting period and recognizes gains or losses in the consolidated statements of operations and comprehensive income (loss) that are attributable to the change in the fair value of the derivative warrant liability.

CARRYING VALUE, RECOVERABILITY AND IMPAIRMENT OF LONG-LIVED ASSETS

CARRYING VALUE, RECOVERABILITY AND IMPAIRMENT OF LONG-LIVED ASSETS

The Company has adopted paragraph 360-10-35-17 of the FASB Accounting Standards Codification for its long-lived assets. The Company's long-lived assets, which include property and equipment, acquired technology, and website development costs are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives against their respective carrying amounts. Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets. Fair value is generally determined using the asset's expected future discounted cash flows or market value, if readily determinable. If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.

The Company considers the following to be some examples of important indicators that may trigger an impairment review: (i) significant under-performance or losses of assets relative to expected historical or projected future operating results; (ii) significant changes in the manner or use of assets or in the Company's overall strategy with respect to the manner or use of the acquired assets or changes in the Company's overall business strategy; (iii) significant negative industry or economic trends; (iv) increased competitive pressures; (v) a significant decline in the Company's stock price for a sustained period of time; and (vi) regulatory changes. The Company evaluates acquired assets for potential impairment indicators at least annually and more frequently upon the occurrence of such events.

The key assumptions used in management's estimates of projected cash flow deal largely with forecasts of sales levels and gross margins. These forecasts are typically based on historical trends and take into account recent developments as well as management's plans and intentions. Other factors, such as increased competition or a decrease in the desirability of the Company's products or services, could lead to lower projected sales levels, which would adversely impact cash flows. A significant change in cash flows in the future could result in an impairment of long lived assets.

The impairment charges, if any, is included in operating expenses in the accompanying consolidated statements of operations.

FISCAL YEAR END	FISCAL YEAR END The Company elected March 31 as its fiscal year ending date.
CASH EQUIVALENTS	CASH EQUIVALENTS The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.
PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation of furniture and fixture is computed by the straight-line method (after taking into account their respective estimated residual values) over the assets estimated useful life of five (5) years. Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the statements of operations.

INTANGIBLE ASSETS OTHER THAN GOODWILL

INTANGIBLE ASSETS OTHER THAN GOODWILL

The Company has adopted paragraph 350-30-25-3 of the FASB Accounting Standards Codification for intangible assets other than goodwill. Under the requirements, the Company amortizes the acquisition costs of intangible assets other than goodwill inclusive of acquired technology and website development costs on a straight-line basis over their relevant estimated useful lives of fifteen (15) and five (5) years, respectively. Upon becoming fully amortized, the related cost and accumulated amortization are removed from the accounts.

RELATED PARTIES

RELATED PARTIES

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the related parties include a. affiliates of the Company; b. entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825-10-15, to be accounted for by the equity method by the investing entity; c. trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; d. principal owners of the Company; e. management of the Company; f. other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and g. other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: a. the nature of the relationship(s) involved; b. a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; c. the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company accounts for derivative instruments and hedging activities in accordance with paragraph 810-10-05-4 of the FASB Accounting Standards Codification ("Paragraph 810-10-05-4"). Paragraph 810-10-05-4 requires companies to recognize all derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends upon: (i) whether the derivative has been designated and qualifies as part of a hedging relationship, and (ii) the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument based upon the exposure being hedged as either a fair value hedge, cash flow hedge or hedge of a net investment in a foreign operation.

From time to time, the Company may employ foreign currency forward contracts to convert unforeseeable foreign currency exchange rates to fixed foreign currency exchange rates. The Company does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized in current earnings. The Company has sales and purchase commitments denominated in foreign currencies. Foreign currency forward contracts are used to hedge against the risk of change in the fair value of these commitments attributable to fluctuations in exchange rates ("Fair Value Hedges"). Changes in the fair value of the derivative instrument are generally offset in the income statement by changes in the fair value of the item being hedged.

The Company did not employ foreign currency forward contracts to convert unforeseeable foreign currency exchange rates to fixed foreign currency exchange rates for the interim period ended December 31, 2012 or 2011.

DERIVATIVE LIABILITY

DERIVATIVE LIABILITY

The Company evaluates its convertible debt, options, warrants or other contracts, if any, to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 810-10-05-4 and Section 815-40-25 of the FASB Accounting Standards Codification. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statement of operations and comprehensive income (loss) as other income or expense. Upon conversion, exercise or cancellation of a derivative instrument, the instrument is marked to fair value at the date of conversion, exercise or cancellation and then that the related fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

The Company adopted Section 815-40-15 of the FASB Accounting Standards Codification ("Section 815-40-15") to determine whether an instrument (or an embedded feature) is indexed to the Company's own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument's contingent exercise and settlement provisions. The adoption of Section 815-40-15 has affected the accounting for (i) certain freestanding warrants that contain exercise price adjustment features and (ii) convertible bonds issued by foreign subsidiaries with a strike price denominated in a foreign currency.

The Company marks to market the fair value of the embedded derivative warrants at each balance sheet date and records the change in the fair value of the embedded derivative warrants as other income or expense in the consolidated statements of operations and comprehensive income (loss).

The Company utilizes the Lattice model that values the liability of the derivative warrants based on a probability weighted discounted cash flow model with the assistance of the third party valuation firm. The reason the Company picks the Lattice model is that in many cases there may be multiple embedded features or the features of the bifurcated derivatives may be so complex that a Black-Scholes valuation does not consider all of the terms of the instrument. Therefore, the fair value may not be appropriately captured by simple models. In other words, simple models such as Black-Scholes may not be appropriate in many situations given complex features and terms of conversion option (e.g., combined embedded derivatives). The Lattice model is based on future projections of the various potential outcomes. The features that were analyzed and incorporated into the model included the exercise and full reset features. Based on these features, there are two primary events that can occur; the Holder exercises the Warrants or the Warrants are held to expiration. The Lattice model analyzed the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, exercise price, volatility, etc.). Projections were then made on the underlying factors which led to potential scenarios. Probabilities were assigned to each scenario based on management projections. This led to a cash flow projection and a probability associated with that cash flow. A discounted weighted average cash flow over the various scenarios was completed to determine the value of the derivative warrants.

COMMITMENT AND CONTINGENCIES

COMMITMENT AND CONTINGENCIES

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company's consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company's business, financial position, and results of operations or cash flows.

NON-CONTROLLING INTEREST

NON-CONTROLLING INTEREST

The Company follows paragraph 810-10-65-1 of the FASB Accounting Standards Codification to report the non-controlling interest in Stevia Technew Limited, its majority owned subsidiary in the consolidated statements of balance sheets within the equity section, separately from the Company's stockholders' equity. Non-controlling interest represents the non-controlling interest holder's proportionate share of the equity of the Company's majority-owned subsidiary, Stevia Technew Limited. Non-controlling interest is adjusted for the non-controlling interest holder's proportionate share of the earnings or losses and other comprehensive income (loss) and the non-controlling interest continues to be attributed its share of losses even if that attribution results in a deficit non-controlling interest balance.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company follows paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition. The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

RESEARCH AND DEVELOPMENT

RESEARCH AND DEVELOPMENT

The Company follows paragraph 730-10-25-1 of the FASB Accounting Standards Codification (formerly Statement of Financial Accounting Standards No. 2 "ACCOUNTING FOR RESEARCH AND DEVELOPMENT COSTS") and paragraph 730-20-25-11 of the FASB Accounting Standards Codification (formerly Statement of Financial Accounting Standards No. 68 "RESEARCH AND DEVELOPMENT ARRANGEMENTS") for research and development costs. Research and development costs are charged to expense as incurred. Research and development costs consist primarily of remuneration for research and development staff, depreciation and maintenance expenses of research and development equipment, material and testing costs for research and development as well as research and development arrangements with unrelated third party research and development institutions.

NON-REFUNDABLE ADVANCE PAYMENTS FOR GOODS OR SERVICES TO BE USED IN FUTURE RESEARCH AND DEVELOPMENT ACTIVITIES

The research and development arrangements usually involve specific research and development projects. Often times, the Company makes non-refundable advances upon signing of these arrangements. The Company adopted paragraph 730-20-25-13 and 730-20-35-1 of the FASB Accounting Standards Codification (formerly Emerging Issues Task Force Issue No. 07-3 "ACCOUNTING FOR NONREFUNDABLE ADVANCE PAYMENTS FOR GOODS OR SERVICES TO BE USED IN FUTURE RESEARCH AND DEVELOPMENT ACTIVITIES") for those non-refundable advances. Non-refundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the related goods are delivered or the related services are performed. The management continues to evaluate whether the Company expect the goods to be delivered or services to be rendered. If the management does not expect the goods to be delivered or services to be rendered, the capitalized advance payment are charged to expense.

STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES

STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES

The Company accounts for its stock based compensation in which the Company obtains employee services in share-based payment transactions under the recognition and measurement principles of the fair value recognition provisions of section 718-10-30 of the FASB Accounting Standards Codification. Pursuant to paragraph 718-10-30-6 of the FASB Accounting Standards Codification, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur. If shares of the Company are thinly traded the use of share prices established in the Company's most recent private placement memorandum ("PPM"), or weekly or monthly price observations would generally be more appropriate than the use of daily price observations as such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

The fair value of non-derivative option award is estimated on the date of grant using a Black-Scholes option-pricing valuation model. The ranges of assumptions for inputs are as follows:

* Expected term of share options and similar instruments: The expected life of options and similar instruments represents the period of time the option and/or warrant are expected to be outstanding. Pursuant to Paragraph 718-10-50-2(f)(2)(i) of the FASB Accounting Standards Codification the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and employees' expected exercise and post-vesting employment termination behavior into the fair value (or calculated value) of the instruments. Pursuant to paragraph 718-10-S99-1, it may be appropriate to use the SIMPLIFIED METHOD, I.E., EXPECTED TERM = ((VESTING TERM + ORIGINAL CONTRACTUAL TERM) / 2), if (i) A company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time its equity shares have been publicly traded; (ii) A company significantly changes the terms of its share option grants or the types of employees that receive share option grants such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term; or (iii) A company has or expects to have significant structural changes in its business such that its historical exercise data may no longer provide a reasonable basis upon which to estimate expected term. The Company uses the simplified method to calculate expected term of share options and similar instruments as the company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

* Expected volatility of the entity's shares and the method used to estimate it. Pursuant to ASC Paragraph 718-10-50-2(f)(2)(ii) a thinly-traded or nonpublic entity that uses the calculated value method shall disclose the reasons why it is not practicable for the Company to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

* Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company's current dividend yield as the best estimate of projected dividend yield for periods within the expected term of the share options and similar instruments.

* Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the expected term of the share options and similar instruments.

The Company's policy is to recognize compensation cost for awards with only service conditions and a graded vesting schedule on a straight-line basis over the requisite service period for the entire award.

EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

The Company accounts for equity instruments issued to parties other than employees for acquiring goods or services under guidance of Subtopic 505-50 of the FASB Accounting Standards Codification ("Subtopic 505-50").

Pursuant to ASC Section 505-50-30, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur. If shares of the Company are thinly traded the use of share prices established in the Company's most recent private placement memorandum ("PPM"), or weekly or monthly price observations would generally be more appropriate than the use of daily price observations as such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

The fair value of non-derivative option or warrant award is estimated on the date of grant using a Black-Scholes option-pricing valuation model. The ranges of assumptions for inputs are as follows:

* Expected term of share options and similar instruments: Pursuant to Paragraph 718-10-50-2 of the FASB Accounting Standards Codification the expected term of share options and similar instruments represents the period of time the options and similar instruments are expected to be outstanding taking into consideration of the contractual term of the instruments and holder's expected exercise behavior into the fair value (or calculated value) of the instruments. The Company uses historical data to estimate holder's expected exercise behavior. If the Company is a newly formed corporation or shares of the Company are thinly traded the contractual term of the share options and similar instruments is used as the expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

* Expected volatility of the entity's shares and the method used to estimate it. An entity that uses a method that employs different volatilities during the contractual term shall disclose the range of expected volatilities used and the weighted-average expected volatility. A thinly-traded or nonpublic entity that uses the calculated value method shall disclose the reasons why it is not practicable for the Company to estimate the expected volatility of its share price, the appropriate industry sector index that it has selected, the reasons for selecting that particular index, and how it has calculated historical volatility using that index. The Company uses the average historical volatility of the comparable companies over the expected contractual life of the share options or similar instruments as its expected volatility. If shares of a company are thinly traded the use of weekly or monthly price observations would generally be more appropriate than the use of daily price observations as the volatility calculation using daily observations for such shares could be artificially inflated due to a larger spread between the bid and asked quotes and lack of consistent trading in the market.

* Expected annual rate of quarterly dividends. An entity that uses a method that employs different dividend rates during the contractual term shall disclose the range of expected dividends used and the weighted-average expected dividends. The expected dividend yield is based on the Company's current dividend yield as the best estimate of projected dividend yield for periods within the expected contractual life of the option and similar instruments.

* Risk-free rate(s). An entity that uses a method that employs different risk-free rates shall disclose the range of risk-free rates used. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option and similar instruments.

Pursuant to Paragraphs 505-50-25-8, if fully vested, non-forfeitable equity instruments are issued at the date the grantor and grantee enter into an agreement for goods or services (no specific performance is required by the grantee to retain those equity instruments), then, because of the elimination of any obligation on the part of the counterparty to earn the equity instruments, a measurement date has been reached. A grantor shall recognize the equity instruments when they are issued (in most cases, when the agreement is entered into). Whether the corresponding cost is an immediate expense or a prepaid asset (or whether the debit should be characterized as contra-equity under the requirements of paragraph 505-50-45-1) depends on the specific facts and circumstances. Pursuant to ASC paragraph 505-50-45-1, a grantor may conclude that an asset (other than a note or a receivable) has been received in return for fully vested, non-forfeitable equity instruments that are issued at the date the grantor and grantee enter into an agreement for goods or services (and no specific performance is required by the grantee in order to retain those equity instruments). Such an asset shall not be displayed as contra-equity by the grantor of the equity instruments. The transferability (or lack thereof) of the equity instruments shall not affect the balance sheet display of the asset. This guidance is limited to transactions in which equity instruments are transferred to other than employees in exchange for goods or services. Section 505-50-30 provides guidance on the determination of the measurement date for transactions that are within the scope of this Subtopic.

Pursuant to Paragraphs 505-50-25-8 and 505-50-25-9,an entity may grant fully vested, non-forfeitable equity instruments that are exercisable by the grantee only after a specified period of time if the terms of the agreement provide for earlier exercisability if the grantee achieves specified performance conditions. Any measured cost of the transaction shall be recognized in the same period(s) and in the same manner as if the entity had paid cash for the goods or services or used cash rebates as a sales discount instead of paying with, or using, the equity instruments. A recognized asset, expense, or sales discount shall not be reversed if a stock option that the counterparty has the right to exercise expires unexercised.

Pursuant to ASC paragraph 505-50-30-S99-1, if the Company receives a right to receive future services in exchange for unvested, forfeitable equity instruments, those equity instruments are treated as unissued for accounting purposes until the future services are received (that is, the instruments are not considered issued until they vest). Consequently, there would be no recognition at the measurement date and no entry should be recorded.

INCOME TAX PROVISION

INCOME TAX PROVISION

The Company accounts for income taxes under Section 740-10-30 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income and comprehensive income (loss) in the period that includes the enactment date.

The Company adopted section 740-10-25 of the FASB Accounting Standards Codification ("Section 740-10-25"). Section 740-10-25 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under Section 740-10-25, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty (50) percent likelihood of being realized upon ultimate settlement.

Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures.

The estimated future tax effects of temporary differences between the tax basis of assets and liabilities are reported in the accompanying consolidated balance sheets, as well as tax credit carry-backs and carry-forwards. The Company periodically reviews the recoverability of deferred tax assets recorded on its consolidated balance sheets and provides valuation allowances as management deems necessary.

Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In addition, the Company operates within multiple taxing jurisdictions and is subject to audit in these jurisdictions. In management's opinion, adequate provisions for income taxes have been made for all years. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

UNCERTAIN TAX POSITIONS

UNCERTAIN TAX POSITIONS

The Company did not take any uncertain tax positions and had no adjustments to its income tax liabilities or benefits pursuant to the provisions of Section 740-10-25 for the interim period ended December 31, 2012 or for the period from April 11, 2011 (Inception) through December 31, 2011.

LIMITATION ON UTILIZATION OF NOLS DUE TO CHANGE IN CONTROL

LIMITATION ON UTILIZATION OF NOLS DUE TO CHANGE IN CONTROL

Pursuant to the Internal Revenue Code Section 382 ("Section 382"), certain ownership changes may subject the NOL's to annual limitations which could reduce or defer the NOL. Section 382 imposes limitations on a corporation's ability to utilize NOLs if it experiences an "ownership change." In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. In the event of an ownership change, utilization of the NOLs would be subject to an annual limitation under Section 382 determined by multiplying the value of its stock at the time of the ownership change by the applicable long-term tax-exempt rate. Any unused annual limitation may be carried over to later years. The imposition of this limitation on its ability to use the NOLs to offset future taxable income could cause the Company to pay U.S. federal income taxes earlier than if such limitation were not in effect and could cause such NOLs to expire unused, reducing or eliminating the benefit of such NOLs.

NET INCOME (LOSS) PER COMMON SHARE

NET INCOME (LOSS) PER COMMON SHARE

Net income (loss) per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table shows the potentially outstanding dilutive common shares excluded from the diluted net income (loss) per common share calculation as they were anti-dilutive:

	Potentially
	Outstanding Dilutive
	Common Shares
		For the
		Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
MAKE GOOD ESCROW SHARES

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000	6,000,000

CONVERTIBLE NOTE SHARES

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

WARRANT SHARES

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance.	1,152,000	-

TOTAL POTENTIALLY OUTSTANDING DILUTIVE COMMON SHARES	5,005,334	6,000,000

CASH FLOWS REPORTING

CASH FLOWS REPORTING

The Company adopted paragraph 230-10-45-24 of the FASB Accounting Standards Codification for cash flows reporting, classifies cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category, and uses the indirect or reconciliation method ("Indirect method") as defined by paragraph 230-10-45-25 of the FASB Accounting Standards Codification to report net cash flow from operating activities by adjusting net income to reconcile it to net cash flow from operating activities by removing the effects of (a) all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and (b) all items that are included in net income that do not affect operating cash receipts and payments. The Company reports the reporting currency equivalent of foreign currency cash flows, using the current exchange rate at the time of the cash flows and the effect of exchange rate changes on cash held in foreign currencies is reported as a separate item in the reconciliation of beginning and ending balances of cash and cash equivalents and separately provides information about investing and financing activities not resulting in cash receipts or payments in the period pursuant to paragraph 830-230-45-1 of the FASB Accounting Standards Codification.

SUBSEQUENT EVENTS

SUBSEQUENT EVENTS

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company will evaluate subsequent events through the date when the financial statements are issued. Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an SEC filer considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-08

In September 2011, the FASB issued the FASB Accounting Standards Update No. 2011-08 "INTANGIBLES-GOODWILL AND OTHER: TESTING GOODWILL FOR IMPAIRMENT" ("ASU 2011-08"). This Update is to simplify how public and nonpublic entities test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

The guidance is effective for interim and annual periods beginning on or after December 15, 2011. Early adoption is permitted.

FASB ACCOUNTING STANDARDS UPDATE NO. 2011-11

In December 2011, the FASB issued the FASB Accounting Standards Update No. 2011-11 "BALANCE SHEET: DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES" ("ASU 2011-11"). This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS.

The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

FASB ACCOUNTING STANDARDS UPDATE NO. 2012-02

In July 2012, the FASB issued the FASB Accounting Standards Update No. 2012-02 "INTANGIBLES-GOODWILL AND OTHER (TOPIC 350) TESTING INDEFINITE-LIVED INTANGIBLE ASSETS FOR IMPAIRMENT" ("ASU 2012-02").

This Update is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. This guidance builds upon the guidance in ASU 2011-08, entitled TESTING GOODWILL FOR IMPAIRMENT. ASU 2011-08 was issued on September 15, 2011, and feedback from stakeholders during the exposure period related to the goodwill impairment testing guidance was that the guidance also would be helpful in impairment testing for intangible assets other than goodwill.

The revised standard allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired.

This Update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012. Earlier implementation is permitted.

OTHER RECENTLY ISSUED, BUT NOT YET EFFECTIVE ACCOUNTING PRONOUNCEMENTS

OTHER RECENTLY ISSUED, BUT NOT YET EFFECTIVE ACCOUNTING PRONOUNCEMENTS

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiaries of the Company

		Date of incorporation
		or formation
Name of consolidated	State or other jurisdiction of	(date of acquisition,
subsidiary or entity	incorporation or organization	if applicable)	Attributable interest
Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

Potentially Outstanding Dilutive Common Shares

	Potentially
	Outstanding Dilutive
	Common Shares
		For the
		Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
MAKE GOOD ESCROW SHARES

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000	6,000,000

CONVERTIBLE NOTE SHARES

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

WARRANT SHARES

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance.	1,152,000	-

TOTAL POTENTIALLY OUTSTANDING DILUTIVE COMMON SHARES	5,005,334	6,000,000

PREPAID EXPENSES (Tables)	9 Months Ended
Dec. 31, 2012
PREPAID EXPENSES [Abstract]
Prepaid expenses
	December 31,	March 31,
	2012	2012
Prepaid research and development	$23,336	$128,445
Prepaid rent	-	21,250
Retainer	-	15,000
Other	2,680	4,179

	$26,016	$168,874

PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment
	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Property and equipment	5	$7,925	$3,036
Less accumulated depreciation		(762)	-

		$7,163	$3,036

ACQUIRED TECHNOLOGY (Tables)	9 Months Ended
Dec. 31, 2012
ACQUIRED TECHNOLOGY [Abstract]
Company Acquired Technology Rights
	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Technology right	15	$1,635,300	$-
Less accumulated amortization		(54,510)	-

		$1,580,790	$-

WEBSITE DEVELOPMENT COSTS (Tables)	9 Months Ended
Dec. 31, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
Website development costs, stated at cost
	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Website development costs	5	$5,315	$5,315
Accumulated amortization		(1,602)	(801)

		$3,713	$4,514

RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Related parties with whom the Company had transactions

Related Parties	Relationship
George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

Consulting services

For the
Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
Farm management services received and farm management services booked	$180,000	$-

	$180,000	$-

Future minimum payments
Fiscal Year Ending March 31:
2013 (remainder of the fiscal year)	$60,000
2014	140,000

$200,000

CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES PAYABLE [Abstract]
Convertible Notes Payable

	December 31,	March 31,
	2012	2012
On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,959 to 319,607 shares of the Company's common stock at $0.83 per share.	-	250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $11,781 to 314,586 shares of the Company's common stock at $0.83 per share.	-	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	200,000	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	200,000	-

	$400,000	$700,000

DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Value Of Derivative Warrants

	Fair Value Measurement
	Using Level 3 Inputs
	Derivative
	warrants Assets
	(Liability)	Total
Balance, August 6, 2012	$(411,805)	$(411,805)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	231,521	231,521
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, August 6, 2012	(180,284)	(180,284)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	73,723	73,723
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, December 31, 2012	$(106,561)	$(106,561)

Warrant Activities

	2012 Warrant Activities				Apic	(Gain) Loss
					Reclassification
			Total	Fair Value of	Change in of	Fair Value of
	Derivative	Non-derivative	Warrant	Derivative	Derivative	Derivative
	Shares	Shares	Shares	Warrants	Liability	Liability
Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-
Mark to market				231,521		(231,521)
Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)		(231,521)
Mark to market				73,723		(73,723)
Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)		(305,244)

Schedule of Warrant Activities

	Number of	Exercise	Weighted Average	Fair Value at	Aggregate
	Warrant	Price Range	Exercise	Rate of	Intrinsic
	Shares	Per Share	Price	Issuance	Value
Balance, March 31, 2012	-	$-	$-	$-	$-
Granted	1,152,000	0.6405	0.6405	411,805	-
Canceled	-	-	-	-	-
Exercised	-	-	-	-	-
Expired	-	-	-	-	-
Balance, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-

Earned and exercisable, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-
Unvested, December 31, 2012	-	$-	$-	$-	$-

Warrants Outstanding

	Warrants Outstanding			Warrants Exercisable
		Average			Average
		Remaining	Weighted		Remaining	Weighted
		Contractual	Average		Contractual	Average
Range of	Number	Life	Exercise	Number	Life	Exercise
Exercise Prices	Outstanding	(in years)	Price	Exercisable	(in years)	Price
$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405

$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405

STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Milestones

		Completion	Number of
	Milestones	Date	Escrow Shares

I.
(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the Closing Date	3,000,000 shares only if and when ALL four (4) milestones reached(*)
(4)	Take over management of three existing nurseries

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

* On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

NON-CONTROLLING INTEREST (Tables)	9 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTEREST [Abstract]
Noncontrolling Interests

	Contributed and
	additional		Other	Total
	paid-in	Earnings and	Comprehensive	non-controlling
	capital	losses	Income	interest
Balance at March 31, 2012	$-	$-	$-	$-
Current period earnings and losses	-	(97,338)	-	(97,338)

Balance at December 31, 2012	$-	$(97,338)	$-	$(97,338)

RESEARCH AND DEVELOPMENT (Tables)	9 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT [Abstract]
Future minimum payments
2013 (remainder of the fiscal year)	$15,000
2014	30,000
2015	30,000
2016	30,000

$105,000

CONCENTRATIONS AND CREDIT RISK (Tables)	9 Months Ended
Dec. 31, 2012
CONCENTRATIONS AND CREDIT RISK [Abstract]
Vendor purchase concentrations

	Accounts Payable at		Net Purchases
				For the
				Period from
			For the	April 11, 2011
			Interim Period	(inception)
			Ended	through
	December 31,	March 31,	December 31,	December 31,
	2012	2012	2012	2011
Growers Synergy Pte. Ltd. - related party	42.5%	16.4%	49.8%	-%
tevia Ventures Corporation	3.7%	54.1%	10.3%	-%
	46.2%	70.5%	60.1%	-%

ORGANIZATION AND OPERATIONS (Details) (USD $)	Jul. 05, 2012	Jun. 23, 2011
Common shares issued and outstanding		79,800,000
Common shares surrendered for cancelletion		33,000,000
Common shares issued for acquisition of 100% of issued and outstanding		12,000,000
Common shares held in escrow		6,000,000
Percentage of shares represented of the issued and outnstanding		20.40%
Percentage owned by Stevia Asia	70.00%
Percentage owned by Technew	30.00%
Contribution per month	$ 2,000,000
Total contribution	$ 2,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NET INCOME (LOSS) PER COMMON SHARE (Details)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Make Good Escrow Agreement shares issued and held with the escrow agent	3,000,000	6,000,000
Convertible note issued on March 7, 2012	426,667
Convertible note issued on May 30, 2012	426,667
Convertible note issued on August 6, 2012	1,152,000
Total potentially outstanding dilutive common shares	5,005,334	6,000,000

GOING CONCERN (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Prepaid research and development	$ 23,336	$ 128,445
Prepaid rent	0	21,250
Retainer	0	15,000
Other.	2,680	4,179
Prepayments and other current assets	$ 26,016	$ 168,874

ENTITY'S ASSETS (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Property and equipment estimated useful life 5 years	$ 7,925	$ 3,036
Less accumulated depreciation	(762)	0
Property and equipment net	7,163	3,036
Technology right estimated useful life 15 years	1,635,300	0
Less accumulated amortization	(54,510)	0
Net technology right estimated useful life 15 years	1,580,790	0
Website development costs	5,315	5,315
Accumulated amortization.	(1,602)	(801)
Website development costs Net	$ 3,713	$ 4,514

AMORTIZATION AND DEPRECIATION EXPENSE (Details) (USD $)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciaton expenses on Property and equipment	$ 762
Amortizaion expenses on acquired technology	54,510
Amortization expenses on websited development costs	$ 801	$ 534

RELATED PARTY TRANSACTIONS FUTURE MINIMUM PAYMENTS (Details) (USD $)	Dec. 31, 2012
2013 (remainder of the fiscal year)	$ 120,000
2014	140,000
Total future payments	$ 260,000

CONVERTIBLE NOTES PAYABLE (Details) (USD $)	Oct. 11, 2011	Oct. 04, 2011	Jun. 23, 2011	Feb. 14, 2011
Convertible note amount	$ 2,500,000	$ 100,000	$ 100,000	$ 2,500,000
Interest rate on convertible notes			10.00%	10.00%
Accrued interest through the date of conversion	$ 15,890.41	$ 2,821.92
Common shares for convertible notes	1,000,000	400,000
Commons shares for conversion of principal	63,561	11,288
Common stocks per share	$ 0.25	$ 0.25

CONVERTIBLE NOTES PAYABLE ON VARIOUS DATES (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Convertible notes issued On November 16, 2011	$ 0	$ 250,000
Convertible notes issued On January 16, 2012	0	250,000
Convertible notes issued On March 7, 2012	200,000	200,000
Convertible notes issued On May 30, 2012	200,000	0
Total of convertible notes on various dates	$ 400,000	$ 700,000

SHARES AUTHORIZED AND TRANSACTION (Details) (USD $)	Dec. 31, 2012	Jun. 23, 2011	Apr. 10, 2011
Common shares authorized to issue	100,000,000
Common shares authorized to issue par value	$ 0.001
Common shares issued and outstanding		79,800,000
Shares surrendered for cancellation		33,000,000
Common shares issued for acquisition of 100% of issued and outstanding.	12,000,000
Common shares held in escrow.	6,000,000
Another shares surrendered			3,000,000
Debiting common stock at par			$ 3,000
Common shares sold to one investor			400,000
Common stock price			$ 0.25
Common stock value			$ 100,000

COMMON SHARES ISSUED FOR SERVICES (Details) (USD $)	Dec. 31, 2012	Jan. 26, 2012	Oct. 14, 2011
Common shares issued to two new members of BOD			1,500,000
Common stock in aggregate as compensation for future services			3,000,000
Restricted stock shares			750,000
Stock price value			$ 0.25
Amortized value over the vesting period			$ 750,000
Amortized value over per quarter			93,750
Common shares value to issue and sell		20,000,000
Commons shares par value		$ 0.001
Restricted common stock issued	35,000
Share value	$ 1.5
Financing costs	52,500
Restricted shares for non cancellable retainer fee	27,500
Share par value	$ 1.39
Shares value	$ 38,225

ENTRY INTO SECURITIES PURCHASE AGREEMENT (Details) (USD $)	Aug. 06, 2012	Aug. 01, 2012
Financing for private placement		$ 500,000
Aggregate common shares	1,066,667
Common stock per share	$ 0
Common shares purchased	1,066,667
Common stock exercise price	$ 1
Issuance of gross proceeds	500,000

GARDEN STATE SECURTIES INC (Details) (USD $)	Dec. 31, 2012
Reimbursed legal fees	$ 12,500
Percentage cash commission	8.00%
Gross proceeds received in the equity financing	40,000
Common shares purchased	85,333
Exercise price	$ 0.6405
Price per unit	$ 0.46875
Common share for a net proceeds	447,500
Common share for a net proceed	292,218
Relative fair value of the common stock and warrants	$ 207,782
Per common share	$ 0.27
Per common shares	$ 0.18

SUMMARY OF THE COMPANYS WARRANTS ACTIVITIES (Details)	Number of Warrant Shares [Member]	Exercise Price Range Per Share [Member]	Average Exercise Price [Member]	Fair Value at Rate of Issuance [Member]	Aggregate Intrinsic Value [Member]
Balance; at Mar. 31, 2012	0	0	0	0	0
Granted	1,152,000	0.6405	0.6405	411,805	0
Canceled	0	0	0	0	0
Exercised	0	0	0	0	0
Expired	0	0	0	0	0
Unvested at Dec. 31, 2012	1,152,000	0.6405	0.6405	411,805	0
Earned and exercisable at Dec. 31, 2012	1,152,000	0.6405	0.6405	411,805	0
Balance; at Dec. 31, 2012	1,152,000	0.6405	0.6405	411,805	0

OUTSTANDING AND EXERCISABLE WARRANTS (Details)	Dec. 31, 2012
Warrants Outstanding Number Outstanding [Member]
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405.	1,152,000
Warrants Outstanding Average Remaining Contractual Life (in years) [Member]
Range of Exercise Prices 0.6405	4.6
Range of Exercise Prices 0.6405	4.6
Range of Exercise Prices 0.6405.	4.6
Warrants Outstanding Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405.	0.6405
Warrants Exercisable Number Exercisable [Member]
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405.	1,152,000
Warrants Exercisable Average Remaining Contractual Life (in years) [Member]
Range of Exercise Prices 0.6405	4.6
Range of Exercise Prices 0.6405	4.6
Range of Exercise Prices 0.6405.	4.6
Warrants Exercisable Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405.	0.6405

NON-CONTROLLING INTEREST (Details) (USD $)	Contributed and additional paid-in capital [Member]	Earnings and losses [Member]	Other Comprehensive Income [Member]	Total non-controlling interest [Member]
Balance NON-CONTROLLING INTEREST at Mar. 31, 2012
Current period earnings and losses	0	(97,338)	0	(97,338)
Balance NON-CONTROLLING INTEREST at Dec. 31, 2012	$ 0	$ (97,338)	$ 0	$ (97,338)

RESEARCH AND DEVELOPMENT PAYMENTS (Details) (USD $)	Dec. 31, 2012
AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated	$ 274,000
Percentage of commission not less than	2.00%
First year lease payment	30,000
Six month lease payment	15,000
Aggregate security deposit	45,000
Future Minimum payments for the fiscal year 2013	15,000
Future Minimum payments for the fiscal year 2014	30,000
Future Minimum payments for the fiscal year 2015	30,000
Future Minimum payments for the fiscal year 2016	30,000
Future Minimum payments total	$ 105,000

COMMITMENTS AND CONTINGENCIES COMPENSATION (Details) (USD $)	Dec. 31, 2012
Percentage of stock issued	8.00%
Securities for financing	$ 25,000
Gross proceeds	500,000
Securities financing	18,000
Gross proceeds to the Company	500,000
Consultants fees per month	$ 3,000

CONCENTRATIONS AND CREDIT RISK DURATION (Details)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Purchases Growers Synergy Pte. Ltd. - related party	49.80%	0.00%
Net Purchases Stevia Ventures Corporation	10.30%	0.00%
Total Net Purchases	60.10%	0.00%

CONCENTRATIONS AND CREDIT RISK INSTANT (Details)	Dec. 31, 2012	Mar. 31, 2012
Accounts Payable at Growers Synergy Pte. Ltd. - related party	42.50%	16.40%
Accounts Payable at Stevia Ventures Corporation	3.70%	54.10%
Total Accounts Payable	46.20%	70.50%